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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	9/30/07

Date of reporting period:	12/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Asset Allocation Fund

		Shares	Value ($)*
Common Stocks – 61.5%
CONSUMER DISCRETIONARY – 7.4%
Auto Components – 0.3%
	American Axle & Manufacturing Holdings, Inc.	600	11,394
	BorgWarner, Inc.	1,200	70,824
	Continental AG	2,431	282,615
	Denso Corp.	8,900	353,454
	Johnson Controls, Inc.	700	60,144
	Leoni AG	5,656	230,877
	Modine Manufacturing Co.	620	15,519
Auto Components Total			1,024,827
Automobiles – 0.6%
	Ford Motor Co.	7,700	57,827
	Harley-Davidson, Inc. (a)	12,730	897,083
	Suzuki Motor Corp.	10,800	305,338
	Toyota Motor Corp.	13,400	878,967
Automobiles Total			2,139,215
Distributors – 0.0%
	Building Materials Holding Corp.	700	17,283
	Canon Marketing Japan, Inc.	2,500	56,886
Distributors Total			74,169
Diversified Consumer Services – 0.2%
	Sotheby’s (a)	16,544	513,195
	Steiner Leisure Ltd. (b)	1,447	65,839
	Strayer Education, Inc.	505	53,555
Diversified Consumer Services Total			632,589
Hotels, Restaurants & Leisure – 1.1%
	Applebee’s International, Inc.	1,070	26,397
	Bob Evans Farms, Inc.	470	16,083
	Brinker International, Inc.	1,385	41,772
	Buffalo Wild Wings, Inc. (b)	360	19,152
	California Pizza Kitchen, Inc. (b)	890	29,646
	Darden Restaurants, Inc.	920	36,956
	Genting Berhad	19,900	185,739
	Harrah’s Entertainment, Inc.	1,151	95,211
	Hilton Hotels Corp.	3,070	107,143
	International Game Technology, Inc.	1,940	89,628
	Landry’s Restaurants, Inc.	660	19,859
	Las Vegas Sands Corp. (b)	5,796	518,626
	Marriott International, Inc., Class A	1,950	93,054

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
McDonald’s Corp.	22,820	1,011,611
Multimedia Games, Inc. (b)	844	8,102
Pinnacle Entertainment, Inc. (b)	1,241	41,127
Ruth’s Chris Steak House (b)	1,450	26,506
Scientific Games Corp., Class A (b)	2,880	87,062
Starwood Hotels & Resorts Worldwide, Inc.	21,540	1,346,250
Vail Resorts, Inc. (b)	400	17,928
WMS Industries, Inc. (b)	660	23,008
Yum! Brands, Inc.	1,290	75,852
Hotels, Restaurants & Leisure Total		3,916,712
Household Durables – 0.9%
American Greetings Corp., Class A	1,450	34,611
Black & Decker Corp.	350	27,989
Centex Corp.	8,740	491,800
CSS Industries, Inc.	350	12,380
Furniture Brands International, Inc.	740	12,010
Interface, Inc., Class A (b)	3,841	54,619
JM AB	16,400	396,607
Kimball International, Inc., Class B	890	21,627
Lennar Corp., Class A (a)	8,300	435,418
Makita Corp.	6,200	190,514
Matsushita Electric Industrial Co., Ltd.	19,000	382,140
Newell Rubbermaid, Inc. (a)	28,360	821,022
Taylor Woodrow PLC	27,823	232,097
Tempur-Pedic International, Inc. (b)	3,225	65,983
Household Durables Total		3,178,817
Internet & Catalog Retail – 0.1%
Liberty Media Holding Corp., Interactive Series A (b)	1,230	26,531
Nutri/System, Inc. (b)	1,092	69,222
Priceline.com, Inc. (b)	1,170	51,024
Internet & Catalog Retail Total		146,777
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	2,100	57,225
Nikon Corp.	7,000	152,163
Sega Sammy Holdings, Inc.	5,600	151,227
Leisure Equipment & Products Total		360,615

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – 1.8%
4Kids Entertainment, Inc. (b)	780	14,211
Comcast Corp., Class A (b)	33,300	1,409,589
Dow Jones & Co., Inc.	1,500	57,000
EchoStar Communications Corp., Class A (b)	1,200	45,636
Focus Media Holding Ltd., ADR (b)	390	25,892
Grupo Televisa SA, ADR	3,570	96,426
Idearc, Inc. (b)	1,314	37,646
Lamar Advertising Co., Class A (a)(b)	8,210	536,852
Modern Times Group AB, Class B (b)	2,450	160,966
News Corp., Class A	87,800	1,885,944
Regal Entertainment Group, Class A	3,520	75,046
Time Warner, Inc.	38,700	842,886
Viacom, Inc., Class B (b)	20,600	845,218
Vivendi	13,086	509,690
Media Total		6,543,002
Multiline Retail – 0.9%
Dollar General Corp.	3,500	56,210
Federated Department Stores, Inc.	34,180	1,303,283
J.C. Penney Co., Inc.	1,400	108,304
Kohl’s Corp. (b)	7,200	492,696
Nordstrom, Inc.	2,890	142,593
Target Corp.	19,300	1,101,065
Multiline Retail Total		3,204,151
Specialty Retail – 1.1%
Aeropostale, Inc. (b)	2,270	70,075
America’s Car-Mart, Inc. (b)	1,300	15,418
AutoZone, Inc. (b)	270	31,201
Borders Group, Inc.	540	12,069
CarMax, Inc. (b)	6,300	337,869
DSW, Inc., Class A (b)	910	35,099
GameStop Corp., Class A (b)	15,930	877,902
Gymboree Corp. (b)	630	24,041
Hibbett Sporting Goods, Inc. (b)	480	14,654
HMV Group PLC	62,090	174,038
Home Depot, Inc.	20,500	823,280
Lowe’s Companies, Inc.	16,400	510,860
Monro Muffler, Inc.	680	23,868
Office Depot, Inc. (b)	11,070	422,542
Pacific Sunwear of California, Inc. (b)	910	17,818

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Payless Shoesource, Inc. (b)	530	17,395
PETsMART, Inc.	1,720	49,639
Rent-A-Center, Inc. (b)	830	24,493
Staples, Inc.	7,300	194,910
TJX Companies, Inc.	5,185	147,876
Tween Brands, Inc. (b)	818	32,663
Zale Corp. (b)	550	15,516
Zumiez, Inc. (b)	1,320	38,993
Specialty Retail Total		3,912,219
Textiles, Apparel & Luxury Goods – 0.3%
Carter’s, Inc. (b)	3,996	101,898
Coach, Inc. (b)	5,060	217,378
Delta Apparel, Inc.	500	8,545
Hampshire Group Ltd. (b)	911	15,095
Hartmarx Corp. (b)	1,703	12,023
Phillips-Van Heusen Corp.	1,350	67,730
Polo Ralph Lauren Corp. (a)	8,496	659,799
Stride Rite Corp.	820	12,366
Wolverine World Wide, Inc.	970	27,664
Textiles, Apparel & Luxury Goods Total		1,122,498
CONSUMER DISCRETIONARY TOTAL		26,255,591
CONSUMER STAPLES – 4.5%
Beverages – 1.4%
Anheuser-Busch Companies, Inc.	6,400	314,880
Coca-Cola Co.	13,200	636,900
Coca-Cola Enterprises, Inc.	31,975	652,929
Diageo PLC	10,603	208,096
Diageo PLC, ADR	11,551	916,110
Fomento Economico Mexicano SAB de CV, ADR	2,093	242,286
Hansen Natural Corp. (b)	1,710	57,593
Heineken NV	8,306	394,664
Pepsi Bottling Group, Inc.	3,680	113,749
PepsiCo, Inc.	22,100	1,382,355
Beverages Total		4,919,562
Food & Staples Retailing – 0.4%
BJ’s Wholesale Club, Inc. (b)	360	11,200
Kesko Oyj, Class B	3,067	161,974

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
	Kroger Co.	39,340	907,574
	Massmart Holdings Ltd.	24,769	246,967
	Weis Markets, Inc.	800	32,088
	Whole Foods Market, Inc.	320	15,017
Food & Staples Retailing Total			1,374,820
Food Products – 0.7%
	Cadbury Schweppes PLC, ADR (a)	13,900	596,727
	Campbell Soup Co.	1,070	41,613
	China Milk Products Group Ltd. (b)	190,000	171,448
	Corn Products International, Inc.	950	32,813
	Dean Foods Co. (b)	3,800	160,664
	Flowers Foods, Inc.	494	13,333
	H.J. Heinz Co.	1,400	63,014
	Hershey Co.	930	46,314
	J&J Snack Foods Corp.	438	18,133
	Kraft Foods, Inc., Class A (a)	15,500	553,350
	Lancaster Colony Corp.	480	21,269
	Lance, Inc.	640	12,851
	Maui Land & Pineapple Co., Inc. (b)	400	13,568
	McCormick & Co., Inc.	1,580	60,925
	Ralcorp Holdings, Inc. (b)	380	19,338
	Smithfield Foods, Inc. (b)	1,500	38,490
	Toyo Suisan Kaisha Ltd.	12,000	192,504
	Tyson Foods, Inc., Class A	23,600	388,220
Food Products Total			2,444,574
Household Products – 0.8%
	Clorox Co.	1,700	109,055
	Colgate-Palmolive Co.	11,700	763,308
	Energizer Holdings, Inc. (b)	7,800	553,722
	Procter & Gamble Co.	20,900	1,343,243
Household Products Total			2,769,328
Personal Products – 0.1%
	Alberto-Culver Co.	770	16,517
	Avon Products, Inc.	14,980	494,939
	Estee Lauder Companies, Inc., Class A	2,470	100,825
Personal Products Total			612,281
Tobacco – 1.1%
	Altria Group, Inc.	31,026	2,662,651
	Imperial Tobacco Group PLC	9,664	380,763
	Japan Tobacco, Inc.	30	144,729

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Loews Corp. - Carolina Group	11,800	763,696
	UST, Inc.	900	52,380
Tobacco Total			4,004,219
CONSUMER STAPLES TOTAL			16,124,784
ENERGY – 5.9%
Energy Equipment & Services – 1.6%
	BJ Services Co.	2,650	77,698
	Complete Production Services, Inc. (b)	362	7,674
	Diamond Offshore Drilling, Inc.	560	44,766
	Dril-Quip, Inc. (b)	870	34,069
	ENSCO International, Inc. (a)	6,375	319,132
	FMC Technologies, Inc. (b)	1,120	69,026
	Grant Prideco, Inc. (b)	1,240	49,315
	Grey Wolf, Inc. (b)	2,490	17,081
	Halliburton Co.	40,804	1,266,964
	Lone Star Technologies, Inc. (b)	390	18,880
	Lufkin Industries, Inc.	572	33,222
	National-Oilwell Varco, Inc. (b)	9,495	580,904
	Oil States International, Inc. (b)	310	9,991
	Rowan Companies, Inc.	14,575	483,890
	Schlumberger Ltd.	11,748	742,004
	Smith International, Inc.	1,060	43,534
	Subsea 7, Inc. (b)	6,600	121,224
	Superior Energy Services, Inc. (b)	751	24,543
	Superior Well Services, Inc. (b)	190	4,856
	Technip SA, ADR	700	48,027
	Tetra Technologies, Inc. (b)	634	16,218
	TGS Nopec Geophysical Co. ASA (b)	14,800	305,262
	Tidewater, Inc.	1,200	58,032
	Todco (b)	705	24,090
	Transocean, Inc. (b)	13,900	1,124,371
	TriCo Marine Services, Inc. (b)	621	23,791
	Universal Compression Holdings, Inc. (b)	370	22,981
Energy Equipment & Services Total			5,571,545
Oil, Gas & Consumable Fuels – 4.3%
	Alpha Natural Resources, Inc. (b)	740	10,530
	Arena Resources, Inc. (b)	1,050	44,846
	Aurora Oil & Gas Corp. (b)	1,870	6,003

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Berry Petroleum Co., Class A	1,490	46,205
	Bois d’Arc Energy, Inc. (b)	590	8,632
	BP PLC, ADR	9,174	615,575
	Cameco Corp.	1,340	54,203
	Carrizo Oil & Gas, Inc. (b)	1,440	41,789
	Chesapeake Energy Corp.	3,350	97,318
	Comstock Resources, Inc. (b)	250	7,765
	ConocoPhillips	16,538	1,189,909
	Delta Petroleum Corp. (b)	820	18,991
	Denbury Resources, Inc. (b)	2,830	78,646
	Devon Energy Corp.	10,000	670,800
	EnCana Corp.	6,600	303,270
	EnCana Corp.	5,600	257,682
	ENI SpA	13,929	468,643
	Exxon Mobil Corp.	27,575	2,113,072
	Harvest Natural Resources, Inc. (b)	1,412	15,010
	Helix Energy Solutions Group, Inc. (b)	1,250	39,213
	Hess Corp.	19,775	980,247
	Houston Exploration Co. (b)	200	10,356
	Marathon Oil Corp.	3,077	284,622
	Newfield Exploration Co. (b)	10,000	459,500
	Nordic American Tanker Shipping	495	16,904
	Occidental Petroleum Corp.	30,400	1,484,432
	Peabody Energy Corp.	18,160	733,846
	PetroChina Co., Ltd., Class H	306,000	431,068
	Petroleo Brasileiro SA, ADR	1,451	149,438
	Petroplus Holdings AG (b)	644	39,110
	Range Resources Corp.	3,560	97,758
	Royal Dutch Shell PLC, Class A	3,913	137,623
	Royal Dutch Shell PLC, Class B	14,462	510,458
	Southwestern Energy Co. (b)	1,321	46,301
	Statoil ASA	11,400	300,549
	Stone Energy Corp. (b)	340	12,019
	Swift Energy Co. (b)	230	10,306
	Tesoro Corp.	700	46,039
	Total SA	8,711	628,144
	Total SA, ADR	10,300	740,776
	Western Refining, Inc.	370	9,420
	Williams Companies, Inc.	29,300	765,316
	World Fuel Services Corp.	1,520	67,579

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	XTO Energy, Inc.	23,696	1,114,897
	Yanzhou Coal Mining Co., Ltd., Class H	290,000	234,627
Oil, Gas & Consumable Fuels Total			15,399,437
ENERGY TOTAL			20,970,982
FINANCIALS – 14.0%
Capital Markets – 2.9%
	Affiliated Managers Group, Inc. (b)	1,380	145,079
	Bank of New York Co., Inc.	63,492	2,499,680
	Bear Stearns Companies, Inc.	460	74,879
	Credit Suisse Group, Registered Shares	5,886	410,670
	Daiwa Securities Group, Inc.	20,000	222,587
	Deutsche Bank AG, Registered Shares	3,941	526,808
	Deutsche Bank AG, Registered Shares (a)	6,000	799,440
	E*TRADE Financial Corp. (b)	1,730	38,787
	Franklin Resources, Inc.	5,200	572,884
	Goldman Sachs Group, Inc.	2,600	518,310
	Investment Technology Group, Inc. (b)	830	35,590
	Lazard Ltd., Class A	1,220	57,755
	Mellon Financial Corp.	14,900	628,035
	Merrill Lynch & Co., Inc.	30,932	2,879,769
	Nuveen Investments, Inc., Class A (a)	9,700	503,236
	Piper Jaffray Companies, Inc. (b)	380	24,757
	T. Rowe Price Group, Inc.	2,200	96,294
	TD Ameritrade Holding Corp. (b)	1,610	26,050
	Thomas Weisel Partners Group, Inc. (b)	662	13,968
	UBS AG, Registered Shares	3,151	190,777
	Waddell & Reed Financial, Inc., Class A	2,280	62,381
Capital Markets Total			10,327,736
Commercial Banks – 5.2%
	Australia & New Zealand Banking Group Ltd.	10,488	232,668
	BancFirst Corp.	296	15,984
	Banco Bilbao Vizcaya Argentaria SA	29,633	711,067
	Banco Santander Central Hispano SA	41,638	774,669
	BancTrust Financial Group, Inc.	648	16,537
	Bank of Granite Corp.	1,038	19,691

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Bank of Hawaii Corp.	1,600	86,320
	Bank of Ireland	14,940	344,168
	Barclays PLC	50,267	715,758
	Barclays PLC, ADR (a)	13,500	784,890
	BNP Paribas	5,591	607,298
	Bryn Mawr Bank Corp.	677	16,004
	Bumiputra-Commerce Holdings Berhad	74,300	162,941
	Capitol Bancorp Ltd.	723	33,403
	Central Pacific Financial Corp.	420	16,279
	Chemical Financial Corp.	750	24,975
	Chittenden Corp.	735	22,557
	Citizens Banking Corp.	810	21,465
	City Holding Co.	420	17,174
	City National Corp.	2,170	154,504
	Columbia Banking System, Inc.	520	18,262
	Comerica, Inc.	1,800	105,624
	Community Trust Bancorp, Inc.	600	24,918
	Cullen/Frost Bankers, Inc.	1,600	89,312
	Depfa Bank PLC	16,568	297,170
	East West Bancorp, Inc.	1,453	51,465
	First Citizens BancShares, Inc., Class A	73	14,793
	First Financial Bankshares, Inc.	424	17,749
	First Financial Corp.	550	19,497
	First Midwest Bancorp, Inc.	390	15,085
	First National Bank Alaska	6	12,540
	First State Bancorporation	717	17,746
	Hancock Holding Co.	540	28,534
	HBOS PLC	28,790	636,914
	HSBC Holdings PLC	31,135	567,367
	Industrial Bank of Korea (b)	11,630	214,027
	KeyCorp	2,200	83,666
	Marshall & Ilsley Corp.	20,108	967,396
	Mass Financial Corp., Class A (b)	1,750	4,725
	Mega Financial Holding Co., Ltd.	241,000	176,774
	Merchants Bancshares, Inc.	570	13,110
	Mitsubishi UFJ Financial Group, Inc.	19	236,410
	Mizuho Financial Group, Inc.	21	150,210
	Northrim BanCorp, Inc.	591	15,721
	PNC Financial Services Group, Inc.	18,646	1,380,550
	S&T Bancorp, Inc.	567	19,658

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Sandy Spring Bancorp, Inc.	350	13,363
	Societe Generale	3,340	565,105
	Sterling Bancorp NY	720	14,184
	Sterling Bancshares, Inc.	2,325	30,271
	Sterling Financial Corp.	450	15,214
	Sumitomo Mitsui Financial Group, Inc.	33	336,659
	Sumitomo Trust & Banking Co., Ltd.	15,000	156,419
	SunTrust Banks, Inc.	9,600	810,720
	Susquehanna Bancshares, Inc.	830	22,310
	SVB Financial Group (b)	1,500	69,930
	Swedbank AB, Class A	7,500	271,506
	Taylor Capital Group, Inc.	560	20,502
	TCF Financial Corp.	2,400	65,808
	TriCo Bancshares	737	20,054
	Trustmark Corp.	420	13,738
	U.S. Bancorp	53,539	1,937,576
	UMB Financial Corp.	760	27,748
	UnionBanCal Corp.	3,500	214,375
	United Overseas Bank Ltd.	41,000	517,213
	Wachovia Corp.	16,779	955,564
	Wells Fargo & Co.	51,266	1,823,019
	Westpac Banking Corp.	17,811	339,605
	Whitney Holding Corp.	1,990	64,914
	Zions Bancorporation	1,935	159,521
Commercial Banks Total			18,422,893
Consumer Finance – 0.1%
	Advance America Cash Advance Centers, Inc.	2,020	29,593
	Advanta Corp., Class B	700	30,541
	Cash America International, Inc.	1,050	49,245
	First Cash Financial Services, Inc. (b)	1,620	41,910
	ORIX Corp.	1,170	339,502
Consumer Finance Total			490,791
Diversified Financial Services – 2.2%
	Chicago Mercantile Exchange Holdings, Inc., Class A	128	65,248
	CIT Group, Inc.	11,600	646,932
	Citigroup, Inc.	51,352	2,860,306
	Financial Federal Corp.	142	4,176
	Fortis	9,481	403,375

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	ING Groep NV	12,317	545,848
	International Securities Exchange Holdings, Inc.	552	25,828
	JPMorgan Chase & Co.	56,003	2,704,945
	Medallion Financial Corp.	1,400	17,318
	Nasdaq Stock Market, Inc. (a)(b)	13,700	421,823
Diversified Financial Services Total			7,695,799
Insurance – 2.5%
	ACE Ltd.	700	42,399
	Ambac Financial Group, Inc.	21,915	1,951,969
	American International Group, Inc.	36,255	2,598,033
	American Physicians Capital, Inc. (b)	625	25,025
	Aviva PLC	20,759	333,288
	Axis Capital Holdings Ltd.	1,200	40,044
	Baldwin & Lyons, Inc., Class B	570	14,558
	Baloise Holding AG, Registered Shares	3,387	337,747
	CNA Surety Corp. (b)	1,090	23,435
	Commerce Group, Inc.	780	23,205
	Delphi Financial Group, Inc., Class A	800	32,368
	Genworth Financial, Inc., Class A	25,200	862,092
	Hanover Insurance Group, Inc.	850	41,480
	Harleysville Group, Inc.	440	15,321
	Hartford Financial Services Group, Inc.	10,052	937,952
	Horace Mann Educators Corp.	1,191	24,058
	KMG America Corp. (b)	1,703	16,332
	Loews Corp.	2,000	82,940
	Milano Assicurazioni SpA	30,593	248,786
	National Western Life Insurance Co., Class A	57	13,118
	Navigators Group, Inc. (b)	754	36,328
	Old Republic International Corp.	2,687	62,554
	Phoenix Companies, Inc.	1,610	25,583
	Platinum Underwriters Holdings Ltd.	1,800	55,692
	ProAssurance Corp. (b)	621	31,000
	ProCentury Corp.	1,372	25,382
	Prudential Financial, Inc.	4,400	377,784
	RLI Corp.	386	21,778
	Sampo Oyj, Class A	16,738	446,492
	United America Indemnity Ltd., Class A (b)	940	23,810
Insurance Total			8,770,553

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.8%
Alexandria Real Estate Equities, Inc.	399	40,060
Archstone-Smith Trust	7,196	418,879
Boston Properties, Inc.	750	83,910
CapitalSource, Inc.	1,550	42,330
Cousins Properties, Inc.	370	13,050
Crescent Real Estate Equities Co.	1,040	20,540
Equity Office Properties Trust	1,700	81,889
Equity One, Inc.	970	25,860
Equity Residential Property Trust	1,200	60,900
Franklin Street Properties Corp.	1,174	24,713
General Growth Properties, Inc.	13,900	725,997
Getty Realty Corp.	620	19,158
Healthcare Realty Trust, Inc.	670	26,492
Highland Hospitality Corp.	1,210	17,243
Home Properties, Inc.	664	39,355
iStar Financial, Inc.	920	43,994
Kimco Realty Corp.	10,822	486,449
Lexington Corporate Properties Trust	995	22,308
Mid-America Apartment Communities, Inc.	200	11,448
National Health Investors, Inc.	150	4,950
Potlatch Corp.	510	22,348
ProLogis	7,400	449,698
Strategic Hotels & Resorts, Inc.	1,070	23,315
Sun Communities, Inc.	530	17,151
Universal Health Realty Income Trust	450	17,541
Urstadt Biddle Properties, Inc., Class A	890	16,990
Washington Real Estate Investment Trust	1,020	40,800
Real Estate Investment Trusts (REITs) Total		2,797,368
Real Estate Management & Development – 0.2%
CB Richard Ellis Group, Inc., Class A (b)	1,950	64,740
Jones Lang LaSalle, Inc.	370	34,103
St. Joe Co.	690	36,963
Sun Hung Kai Properties Ltd.	13,000	148,814
Swire Pacific Ltd., Class A	27,000	290,268
Real Estate Management & Development Total		574,888
Thrifts & Mortgage Finance – 0.1%
Corus Bankshares, Inc.	1,075	24,801

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	PMI Group, Inc.	1,700	80,189
	Sovereign Bancorp, Inc.	2,395	60,809
	TrustCo Bank Corp. NY	1,160	12,899
	Washington Mutual, Inc.	8,400	382,116
Thrifts & Mortgage Finance Total			560,814
FINANCIALS TOTAL			49,640,842
HEALTH CARE – 7.2%
Biotechnology – 0.8%
	Alkermes, Inc. (b)	1,220	16,311
	Biogen Idec, Inc. (b)	14,000	688,660
	BioMarin Pharmaceuticals, Inc. (b)	770	12,620
	Celgene Corp. (b)	1,410	81,117
	Cephalon, Inc. (b)	590	41,542
	Digene Corp. (b)	2,040	97,757
	Genentech, Inc. (b)	8,800	713,944
	Genzyme Corp. (b)	8,300	511,114
	Isis Pharmaceuticals, Inc. (a)(b)	18,286	203,340
	Medarex, Inc. (b)	886	13,104
	MedImmune, Inc. (b)	840	27,191
	Metabolix, Inc. (b)	517	9,792
	Onyx Pharmaceuticals, Inc. (b)	1,300	13,754
	OSI Pharmaceuticals, Inc. (b)	520	18,190
	Regeneron Pharmaceuticals, Inc. (b)	930	18,665
	Theravance, Inc. (b)	780	24,094
	Vertex Pharmaceuticals, Inc. (a)(b)	11,430	427,711
Biotechnology Total			2,918,906
Health Care Equipment & Supplies – 0.8%
	Analogic Corp.	240	13,474
	Beckman Coulter, Inc.	1,660	99,268
	Biomet, Inc.	920	37,968
	C.R. Bard, Inc.	650	53,930
	Cytyc Corp. (a)(b)	15,720	444,876
	Dade Behring Holdings, Inc.	1,060	42,199
	DENTSPLY International, Inc.	1,210	36,118
	DJO, Inc. (b)	930	39,823
	Gen-Probe, Inc. (b)	780	40,849
	Greatbatch, Inc. (b)	444	11,952
	Haemonetics Corp. (b)	1,140	51,323
	Hologic, Inc. (b)	1,081	51,110
	Hospira, Inc. (b)	2,780	93,352

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Lifecell Corp. (b)	770	18,588
	Mentor Corp.	946	46,231
	Meridian Bioscience, Inc.	1,670	40,965
	Neurometrix, Inc. (b)	1,220	18,190
	ResMed, Inc. (b)	466	22,937
	St. Jude Medical, Inc. (b)	1,720	62,883
	STERIS Corp.	1,120	28,190
	Varian Medical Systems, Inc. (b)	17,417	828,527
	Viasys Healthcare, Inc. (b)	390	10,850
	Vital Signs, Inc.	190	9,485
	West Pharmaceutical Services, Inc.	670	34,324
	Zimmer Holdings, Inc. (b)	7,600	595,688
Health Care Equipment & Supplies Total			2,733,100
Health Care Providers & Services – 1.3%
	Aetna, Inc.	34,220	1,477,620
	AMN Healthcare Services, Inc. (b)	1,600	44,064
	Caremark Rx, Inc.	11,500	656,765
	CIGNA Corp.	4,400	578,908
	Community Health Systems, Inc. (b)	1,600	58,432
	Coventry Health Care, Inc. (b)	710	35,535
	Cross Country Healthcare, Inc. (b)	1,040	22,693
	DaVita, Inc. (b)	1,000	56,880
	Express Scripts, Inc. (b)	920	65,872
	Genesis HealthCare Corp. (b)	530	25,032
	Gentiva Health Services, Inc. (b)	1,090	20,775
	Henry Schein, Inc. (b)	940	46,041
	Hooper Holmes, Inc. (b)	1,770	5,859
	Humana, Inc. (b)	7,880	435,843
	Kindred Healthcare, Inc. (b)	950	23,988
	Laboratory Corp. of America Holdings (b)	970	71,266
	Manor Care, Inc.	920	43,166
	McKesson Corp.	12,710	644,397
	Option Care, Inc.	620	8,835
	Owens & Minor, Inc.	530	16,573
	Patterson Companies, Inc. (b)	1,220	43,322
	Pediatrix Medical Group, Inc. (b)	2,360	115,404
	Psychiatric Solutions, Inc. (b)	1,714	64,309
	Quest Diagnostics, Inc.	798	42,294

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	RehabCare Group, Inc. (b)	460	6,831
	Res-Care, Inc. (b)	960	17,424
	Symbion, Inc. (b)	730	13,512
	U.S. Physical Therapy, Inc. (b)	630	7,718
	United Surgical Partners International, Inc. (b)	480	13,608
	Universal Health Services, Inc., Class B	700	38,801
Health Care Providers & Services Total			4,701,767
Health Care Technology – 0.0%
	Allscripts Healthcare Solutions, Inc. (b)	447	12,065
	IMS Health, Inc.	1,450	39,846
Health Care Technology Total			51,911
Life Sciences Tools & Services – 0.8%
	Bio-Rad Laboratories, Inc., Class A (b)	290	23,931
	Covance, Inc. (b)	530	31,222
	Dionex Corp. (b)	900	51,039
	Exelixis, Inc. (b)	1,530	13,770
	ICON PLC, ADR (b)	830	31,291
	Illumina, Inc. (b)	1,768	69,500
	Invitrogen Corp. (b)	900	50,931
	Millipore Corp. (b)	700	46,620
	Nektar Therapeutics (b)	2,640	40,154
	PAREXEL International Corp. (b)	800	23,176
	Thermo Fisher Scientific, Inc. (b)	51,015	2,310,469
	Varian, Inc. (b)	2,160	96,747
	Ventana Medical Systems, Inc. (b)	657	28,271
	Waters Corp. (b)	1,290	63,171
Life Sciences Tools & Services Total			2,880,292
Pharmaceuticals – 3.5%
	Allergan, Inc.	1,070	128,122
	Alpharma, Inc., Class A	740	17,834
	AstraZeneca PLC	11,666	625,756
	AstraZeneca PLC, ADR	9,200	492,660
	Biovail Corp.	19,642	415,625
	Eisai Co., Ltd.	5,200	285,957
	GlaxoSmithKline PLC	13,160	346,858
	GlaxoSmithKline PLC, ADR	6,418	338,613
	Hi-Tech Pharmacal Co., Inc. (b)	1,539	18,729
	Hisamitsu Pharmaceutical Co., Inc.	8,900	282,141
	Johnson & Johnson	33,500	2,211,670

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Merck & Co., Inc.	8,700	379,320
	Mylan Laboratories, Inc. (a)	40,200	802,392
	Novartis AG, ADR	27,570	1,583,621
	Novartis AG, Registered Shares	13,952	801,780
	Novo-Nordisk A/S, Class B	1,600	133,208
	Ono Pharmaceutical Co., Ltd.	2,900	152,890
	Pfizer, Inc.	80,133	2,075,445
	Roche Holding AG, Genusschein Shares	898	160,671
	Takeda Pharmaceutical Co., Ltd.	5,900	405,409
	Wyeth	11,500	585,580
Pharmaceuticals Total			12,244,281
HEALTH CARE TOTAL			25,530,257
INDUSTRIALS – 7.3%
Aerospace & Defense – 2.4%
	AAR Corp. (b)	1,000	29,190
	Alliant Techsystems, Inc. (b)	720	56,297
	BE Aerospace, Inc. (b)	3,035	77,939
	Boeing Co.	25,800	2,292,072
	Esterline Technologies Corp. (b)	690	27,759
	European Aeronautic Defence and Space Co. NV	3,363	115,752
	General Dynamics Corp.	5,228	388,702
	KBR, Inc. (b)	344	8,999
	L-3 Communications Holdings, Inc.	21,400	1,750,092
	Lockheed Martin Corp.	8,800	810,216
	Moog, Inc., Class A (b)	340	12,985
	MTU Aero Engines Holding AG (b)	6,314	294,683
	Precision Castparts Corp.	12,490	977,717
	Rockwell Collins, Inc.	1,430	90,505
	Rolls-Royce Group PLC	37,270	326,583
	Spirit Aerosystems Holdings, Inc., Class A (b)	1,482	49,602
	Teledyne Technologies, Inc. (b)	1,080	43,340
	United Technologies Corp.	18,480	1,155,369
Aerospace & Defense Total			8,507,802
Air Freight & Logistics – 0.0%
	C.H. Robinson Worldwide, Inc.	1,310	53,566
	EGL, Inc. (b)	852	25,373

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – (continued)
	Expeditors International Washington, Inc.	1,090	44,145
	HUB Group, Inc., Class A (b)	567	15,621
	UTI Worldwide, Inc.	970	29,003
Air Freight & Logistics Total			167,708
Airlines – 0.3%
	British Airways PLC (b)	24,191	249,847
	Continental Airlines, Inc., Class B (a)(b)	15,000	618,750
	Copa Holdings SA, Class A	1,668	77,662
	Gol Linhas Aereas Inteligentes SA, ADR	1,320	37,845
	JetBlue Airways Corp. (b)	1,275	18,105
	Skywest, Inc.	740	18,877
Airlines Total			1,021,086
Building Products – 0.3%
	Assa Abloy AB, Class B	15,200	329,763
	Geberit AG, Registered Shares	271	417,542
	Goodman Global, Inc. (b)	644	11,077
	KCC Corp.	532	165,332
	Lennox International, Inc.	460	14,080
	NCI Building Systems, Inc. (b)	620	32,085
Building Products Total			969,879
Commercial Services & Supplies – 0.8%
	ABM Industries, Inc.	540	12,263
	Casella Waste Systems, Inc., Class A (b)	1,050	12,842
	CBIZ, Inc. (b)	940	6,552
	Consolidated Graphics, Inc. (b)	610	36,033
	Corporate Executive Board Co.	880	77,176
	Dun & Bradstreet Corp. (b)	6,970	577,046
	Equifax, Inc.	18,130	736,078
	Fuel Tech, Inc. (b)	980	24,147
	Healthcare Services Group, Inc.	872	25,253
	IHS, Inc., Class A (b)	750	29,610
	IKON Office Solutions, Inc.	820	13,423
	Kenexa Corp. (b)	1,282	42,639
	Korn/Ferry International (b)	710	16,302
	Mobile Mini, Inc. (b)	1,408	37,932
	Monster Worldwide, Inc. (b)	1,150	53,636
	Navigant Consulting, Inc. (b)	233	4,604
	Robert Half International, Inc.	2,110	78,323

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	SAIC, Inc. (b)	1,794	31,915
	Stericycle, Inc. (b)	300	22,650
	TeleTech Holdings, Inc. (b)	1,130	26,984
	United Stationers, Inc. (b)	330	15,408
	Waste Connections, Inc. (b)	1,190	49,445
	Waste Management, Inc.	20,900	768,493
Commercial Services & Supplies Total			2,698,754
Construction & Engineering – 0.3%
	EMCOR Group, Inc. (b)	460	26,151
	Fluor Corp.	400	32,660
	Foster Wheeler Ltd. (b)	14,900	821,586
	Jacobs Engineering Group, Inc. (b)	990	80,724
	KHD Humboldt Wedag International Ltd. (b)	1,389	55,671
	Quanta Services, Inc. (b)	2,380	46,815
	Washington Group International, Inc. (b)	220	13,154
Construction & Engineering Total			1,076,761
Electrical Equipment – 0.8%
	ABB Ltd., ADR (b)	53,353	959,287
	Belden CDT, Inc.	460	17,981
	Cooper Industries Ltd., Class A	800	72,344
	Emerson Electric Co.	18,200	802,438
	General Cable Corp. (b)	697	30,466
	Genlyte Group, Inc. (b)	842	65,769
	Mitsubishi Electric Corp.	33,000	301,582
	Rockwell Automation, Inc.	690	42,145
	Roper Industries, Inc.	900	45,216
	Schneider Electric SA	4,066	449,717
	Superior Essex, Inc. (b)	780	25,935
	Woodward Governor Co.	790	31,371
Electrical Equipment Total			2,844,251
Industrial Conglomerates – 1.4%
	General Electric Co.	117,487	4,371,691
	McDermott International, Inc. (b)	1,050	53,403
	Textron, Inc.	6,975	654,046
Industrial Conglomerates Total			5,079,140
Machinery – 0.7%
	Barnes Group, Inc.	3,438	74,776
	Dover Corp.	1,200	58,824

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	EnPro Industries, Inc. (b)	750	24,908
	Gardner Denver, Inc. (b)	700	26,117
	Georg Fischer AG, Registered Shares	480	310,204
	Harsco Corp.	1,040	79,144
	Heidelberger Druckmaschinen AG	7,955	376,740
	Joy Global, Inc.	2,200	106,348
	Kadant, Inc. (b)	337	8,216
	Kennametal, Inc.	900	52,965
	Komatsu Ltd.	11,700	235,679
	Parker Hannifin Corp.	700	53,816
	SKF AB, Class B	17,000	312,386
	Sulzer AG, Registered Shares	200	227,179
	Terex Corp. (b)	1,980	127,868
	Timken Co.	1,700	49,606
	Valmont Industries, Inc.	540	29,965
	Volvo AB, Class B	5,100	350,978
	Wabtec Corp.	1,306	39,676
Machinery Total			2,545,395
Marine – 0.0%
	Alexander & Baldwin, Inc.	1,500	66,510
	American Commercial Lines, Inc. (b)	1,032	67,606
	Kirby Corp. (b)	990	33,789
Marine Total			167,905
Road & Rail – 0.2%
	Canadian Pacific Railway Ltd.	1,200	63,312
	Central Japan Railway Co.	31	320,212
	ComfortDelGro Corp., Ltd.	60,000	62,971
	CSX Corp.	1,180	40,628
	Dollar Thrifty Automotive Group, Inc. (b)	820	37,400
	Landstar System, Inc.	1,770	67,579
	Norfolk Southern Corp.	925	46,518
	Ryder System, Inc.	320	16,339
	Werner Enterprises, Inc.	1,490	26,045
Road & Rail Total			681,004
Trading Companies & Distributors – 0.1%
	Hitachi High-Technologies Corp.	7,300	215,894
	Kaman Corp.	670	15,001
	Watsco, Inc.	560	26,410
	WESCO International, Inc. (b)	470	27,641
Trading Companies & Distributors Total			284,946

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – 0.0%
	Interpool, Inc.	634	14,810
Transportation Infrastructure Total			14,810
INDUSTRIALS TOTAL			26,059,441
INFORMATION TECHNOLOGY – 8.7%
Communications Equipment – 1.5%
	Anaren, Inc. (b)	1,230	21,845
	Andrew Corp. (b)	910	9,309
	AudioCodes Ltd. (b)	3,381	31,680
	Black Box Corp.	291	12,219
	Cisco Systems, Inc. (b)	81,145	2,217,693
	CommScope, Inc. (a)(b)	17,520	534,010
	Dycom Industries, Inc. (b)	900	19,008
	F5 Networks, Inc. (b)	6,100	452,681
	Foundry Networks, Inc. (b)	2,310	34,604
	Harris Corp.	1,620	74,293
	NICE Systems Ltd., ADR (b)	2,085	64,176
	Nokia Oyj	25,079	510,050
	Polycom, Inc. (b)	2,170	67,075
	QUALCOMM, Inc.	15,400	581,966
	Research In Motion Ltd. (b)	4,300	549,454
	Tellabs, Inc. (b)	3,100	31,806
	Tollgrade Communications, Inc. (b)	750	7,927
Communications Equipment Total			5,219,796
Computers & Peripherals – 1.9%
	Apple Computer, Inc. (b)	12,400	1,052,016
	Dell, Inc. (b)	31,500	790,335
	Diebold, Inc.	400	18,640
	Electronics for Imaging, Inc. (b)	860	22,859
	EMC Corp.	61,100	806,520
	Emulex Corp. (b)	820	15,998
	Hewlett-Packard Co.	48,220	1,986,182
	Imation Corp.	280	13,000
	International Business Machines Corp.	6,200	602,330
	Komag, Inc. (b)	1,110	42,047
	Lite-On Technology Corp.	164,845	223,479
	Mobility Electronics, Inc. (b)	1,226	4,107
	NCR Corp. (b)	500	21,380
	Network Appliance, Inc. (b)	2,650	104,092
	QLogic Corp. (b)	27,700	607,184

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
SanDisk Corp. (b)	1,250	53,787
Stratasys, Inc. (b)	1,000	31,410
Western Digital Corp. (b)	1,530	31,304
Wincor Nixdorf AG	1,960	304,888
Computers & Peripherals Total		6,731,558
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (b)	27,000	940,950
Agilysys, Inc.	580	9,709
Amphenol Corp., Class A	6,680	414,694
Anixter International, Inc. (b)	390	21,177
Arrow Electronics, Inc. (b)	2,400	75,720
Benchmark Electronics, Inc. (b)	880	21,437
Brightpoint, Inc. (b)	1,860	25,017
Coherent, Inc. (b)	349	11,018
Daktronics, Inc.	700	25,795
FLIR Systems, Inc. (b)	2,570	81,803
Global Imaging Systems, Inc. (b)	1,348	29,589
Jabil Circuit, Inc.	1,120	27,496
Kyocera Corp.	2,900	273,894
L-1 Identity Solutions, Inc. (b)	2,350	35,556
Mettler-Toledo International, Inc. (b)	700	55,195
MTS Systems Corp.	520	20,082
NAM TAI Electronics, Inc.	1,030	15,646
Tektronix, Inc.	1,540	44,922
Trimble Navigation Ltd. (b)	8,350	423,595
Vishay Intertechnology, Inc. (b)	1,580	21,393
Electronic Equipment & Instruments Total		2,574,688
Internet Software & Services – 1.2%
Akamai Technologies, Inc. (b)	13,030	692,154
aQuantive, Inc. (b)	2,206	54,400
Baidu.com, Inc., ADR (b)	1,300	146,536
CNET Networks, Inc. (b)	1,500	13,635
eBay, Inc. (b)	22,900	688,603
Equinix, Inc. (b)	985	74,486
Google, Inc., Class A (b)	4,222	1,944,147
Keynote Systems, Inc. (b)	345	3,657
NetEase.com, Inc., ADR (b)	6,060	113,261
Perficient, Inc. (b)	840	13,784
Sohu.com, Inc. (b)	1,530	36,720
ValueClick, Inc. (b)	1,845	43,597

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	VeriSign, Inc. (b)	15,400	370,370
Internet Software & Services Total			4,195,350
IT Services – 0.7%
	Accenture Ltd., Class A	13,000	480,090
	Acxiom Corp.	512	13,133
	Alliance Data Systems Corp. (b)	1,460	91,206
	CACI International, Inc., Class A (b)	860	48,590
	CGI Group, Inc., Class A (b)	42,600	296,993
	Cognizant Technology Solutions Corp., Class A (b)	10,360	799,377
	CSG Systems International, Inc. (b)	271	7,244
	Euronet Worldwide, Inc. (b)	1,060	31,471
	First Data Corp.	15,200	387,904
	Fiserv, Inc. (b)	1,240	65,001
	MAXIMUS, Inc.	320	9,849
	MPS Group, Inc. (b)	4,890	69,340
	Nomura Research Institute Ltd.	700	101,650
	Paychex, Inc.	1,620	64,055
IT Services Total			2,465,903
Office Electronics – 0.2%
	Brother Industries Ltd.	20,000	271,041
	Canon, Inc.	8,700	492,748
Office Electronics Total			763,789
Semiconductors & Semiconductor Equipment – 1.2%
	Actel Corp. (b)	824	14,964
	Advanced Energy Industries, Inc. (b)	720	13,586
	ASML Holding N.V., N.Y. Registered Shares (a)(b)	19,900	490,137
	Asyst Technologies, Inc. (b)	1,482	10,833
	Atheros Communications, Inc. (b)	3,139	66,923
	ATMI, Inc. (b)	490	14,960
	Brooks Automation, Inc. (b)	589	8,482
	Cabot Microelectronics Corp. (b)	300	10,182
	Cymer, Inc. (b)	1,290	56,696
	Exar Corp. (b)	900	11,700
	Fairchild Semiconductor International, Inc. (b)	37,260	626,341
	FEI Co. (b)	1,025	27,029
	FormFactor, Inc. (b)	724	26,969

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Intel Corp.	55,500	1,123,875
	Intersil Corp., Class A	880	21,050
	KLA-Tencor Corp.	2,090	103,977
	Lam Research Corp. (b)	1,360	68,843
	Marvell Technology Group Ltd. (b)	37,170	713,292
	MEMC Electronic Materials, Inc. (b)	3,420	133,859
	National Semiconductor Corp.	2,030	46,081
	NVIDIA Corp. (b)	3,750	138,787
	Qimonda AG, ADR (b)	1,947	34,092
	Sigmatel, Inc. (b)	2,080	9,110
	SiRF Technology Holdings, Inc. (b)	511	13,041
	Standard Microsystems Corp. (b)	800	22,384
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	35,162	384,321
	Tessera Technologies, Inc. (b)	1,891	76,283
	Varian Semiconductor Equipment Associates, Inc. (b)	475	21,622
	Veeco Instruments, Inc. (b)	610	11,425
	Verigy Ltd. (b)	3,550	63,013
	Xilinx, Inc.	1,580	37,620
Semiconductors & Semiconductor Equipment Total			4,401,477
Software – 1.3%
	Activision, Inc. (b)	5,603	96,596
	Adobe Systems, Inc. (b)	14,600	600,352
	Amdocs Ltd. (b)	1,300	50,375
	ANSYS, Inc. (b)	1,090	47,404
	Aspen Technology, Inc. (b)	2,270	25,015
	Autodesk, Inc. (b)	1,569	63,482
	BEA Systems, Inc. (b)	2,670	33,589
	BMC Software, Inc. (b)	1,410	45,402
	Cadence Design Systems, Inc. (b)	2,000	35,820
	Captaris, Inc. (b)	1,850	14,375
	Citrix Systems, Inc. (b)	1,840	49,772
	Double-Take Software, Inc. (b)	335	4,315
	Electronic Arts, Inc. (b)	1,440	72,518
	Hyperion Solutions Corp. (b)	1,084	38,959
	Informatica Corp. (b)	1,820	22,222
	Intuit, Inc. (b)	2,300	70,173
	Lawson Software, Inc. (b)	2,190	16,184
	Macrovision Corp. (b)	1,733	48,975

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	MapInfo Corp. (b)	722	9,422
	Micros Systems, Inc. (b)	1,362	71,777
	Microsoft Corp.	74,580	2,226,959
	MSC.Software Corp. (b)	1,180	17,971
	Oracle Corp. (b)	21,500	368,510
	Progress Software Corp. (b)	964	26,925
	Quality Systems, Inc. (b)	870	32,425
	Quest Software, Inc. (b)	1,880	27,542
	Salesforce.com, Inc. (b)	500	18,225
	SPSS, Inc. (b)	807	24,266
	Sybase, Inc. (b)	750	18,525
	Synchronoss Technologies, Inc. (b)	754	10,345
	Synopsys, Inc. (b)	1,300	34,749
	THQ, Inc. (b)	11,400	370,728
	Transaction Systems Architects, Inc. (b)	1,253	40,810
	Ultimate Software Group, Inc. (b)	1,369	31,843
Software Total			4,666,550
INFORMATION TECHNOLOGY TOTAL			31,019,111
MATERIALS – 2.5%
Chemicals – 1.0%
	Air Products & Chemicals, Inc.	6,950	488,446
	BASF AG	5,786	563,141
	Cytec Industries, Inc.	700	39,557
	E.I. du Pont de Nemours & Co.	14,100	686,811
	H.B. Fuller Co.	1,240	32,017
	Hercules, Inc. (b)	3,190	61,599
	Linde AG	2,839	292,643
	Minerals Technologies, Inc.	350	20,576
	Monsanto Co.	12,840	674,485
	Potash Corp. of Saskatchewan, Inc.	390	55,957
	PPG Industries, Inc.	900	57,789
	Rohm and Haas Co.	7,100	362,952
	Sensient Technologies Corp.	850	20,910
	Shin-Etsu Chemical Co., Ltd.	5,000	332,874
Chemicals Total			3,689,757
Construction Materials – 0.2%
	Eagle Materials, Inc.	770	33,287
	Florida Rock Industries, Inc.	620	26,691

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – (continued)
	Martin Marietta Materials, Inc.	425	44,162
	Vulcan Materials Co. (a)	4,415	396,776
Construction Materials Total			500,916
Containers & Packaging – 0.2%
	AptarGroup, Inc.	400	23,616
	Crown Holdings, Inc. (b)	27,100	566,932
	Greif, Inc., Class A	500	59,200
	Packaging Corp. of America	2,700	59,670
Containers & Packaging Total			709,418
Metals & Mining – 0.8%
	AK Steel Holding Corp. (b)	1,130	19,097
	Allegheny Technologies, Inc. (a)	3,110	282,015
	Carpenter Technology Corp.	220	22,554
	Coeur d’Alene Mines Corp. (b)	7,330	36,284
	Freeport-McMoRan Copper & Gold, Inc., Class B	7,685	428,285
	Kobe Steel Ltd.	84,000	288,426
	Metal Management, Inc.	360	13,626
	Phelps Dodge Corp.	3,650	436,978
	Rio Tinto PLC	5,098	270,857
	RTI International Metals, Inc. (b)	310	24,248
	Salzgitter AG	3,688	482,065
	Stillwater Mining Co. (b)	1,000	12,490
	ThyssenKrupp AG	6,366	299,751
	Titanium Metals Corp. (b)	700	20,657
	Worthington Industries, Inc.	870	15,416
	Zinifex Ltd.	5,250	77,688
Metals & Mining Total			2,730,437
Paper & Forest Products – 0.3%
	Glatfelter Co.	1,240	19,220
	Mercer International, Inc. (b)	1,610	19,111
	Weyerhaeuser Co.	15,600	1,102,140
Paper & Forest Products Total			1,140,471
MATERIALS TOTAL			8,770,999
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.2%
	AT&T, Inc.	30,952	1,106,534
	Belgacom SA	9,155	402,374
	Chunghwa Telecom Co. Ltd., ADR	13,346	263,317
	Iowa Telecommunications Services, Inc.	660	13,009

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Level 3 Communications, Inc. (a)(b)	42,798	239,669
	Nippon Telegraph & Telephone Corp.	48	237,208
	North Pittsburgh Systems, Inc.	560	13,518
	Qwest Communications International, Inc. (b)	1	8
	Telefonica O2 Czech Republic AS	10,757	247,719
	Time Warner Telecom, Inc., Class A (a)(b)	38,626	769,816
	Verizon Communications, Inc.	26,285	978,854
Diversified Telecommunication Services Total			4,272,026
Wireless Telecommunication Services – 0.7%
	American Tower Corp., Class A (b)	24,154	900,461
	China Mobile Ltd.	17,500	151,597
	Crown Castle International Corp. (b)	2,780	89,794
	Dobson Communications Corp., Class A (b)	3,240	28,220
	Leap Wireless International, Inc. (b)	1,810	107,641
	Millicom International Cellular SA (b)	785	48,387
	NII Holdings, Inc. (a)(b)	11,240	724,306
	Philippine Long Distance Telephone Co., ADR	2,933	149,964
	SBA Communications Corp., Class A (b)	1,783	49,033
	Taiwan Mobile Co., Ltd	198,000	205,438
Wireless Telecommunication Services Total			2,454,841
TELECOMMUNICATION SERVICES TOTAL			6,726,867
UTILITIES – 2.1%
Electric Utilities – 1.3%
	ALLETE, Inc.	320	14,893
	American Electric Power Co., Inc.	2,500	106,450
	E.ON AG	3,990	541,335
	Edison International	28,000	1,273,440
	El Paso Electric Co. (b)	890	21,689
	Endesa SA	12,289	570,956
	Entergy Corp.	11,557	1,066,942
	FPL Group, Inc.	1,700	92,514
	Hawaiian Electric Industries, Inc.	1,600	43,440
	Maine & Maritimes Corp. (c)	180	2,732
	MGE Energy, Inc.	460	16,827
	Otter Tail Corp.	590	18,385

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	PPL Corp.	26,200	939,008
	Puget Energy, Inc.	860	21,810
Electric Utilities Total			4,730,421
Gas Utilities – 0.2%
	AGL Resources, Inc.	1,600	62,256
	Northwest Natural Gas Co.	440	18,674
	Questar Corp.	510	42,355
	Tokyo Gas Co., Ltd.	83,000	441,558
	WGL Holdings, Inc.	640	20,851
Gas Utilities Total			585,694
Independent Power Producers & Energy Traders – 0.0%
	AES Corp. (b)	7,860	173,234
Independent Power Producers & Energy Traders Total			173,234
Multi-Utilities – 0.6%
	CH Energy Group, Inc.	610	32,208
	PG&E Corp. (a)	18,458	873,617
	Public Service Enterprise Group, Inc.	15,500	1,028,890
	Sempra Energy	1,300	72,852
	Wisconsin Energy Corp.	2,100	99,666
Multi-Utilities Total			2,107,233
UTILITIES TOTAL			7,596,582

	Total Common Stocks (cost of $176,976,121)		218,695,456

		Par ($)
Corporate Fixed-Income Bonds & Notes – 12.2%
BASIC MATERIALS – 0.5%
Chemicals – 0.2%
Huntsman International LLC
	7.875% 11/15/14(d)	350,000	352,625
Lyondell Chemical Co.
	8.000% 09/15/14	45,000	46,687
	8.250% 09/15/16	290,000	304,500
Chemicals Total			703,812
Forest Products & Paper – 0.1%
Georgia-Pacific Corp.
	8.000% 01/15/24	350,000	355,250
Forest Products & Paper Total			355,250
Metals & Mining – 0.2%
Alcan, Inc.
	4.500% 05/15/13	400,000	376,537

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Vale Overseas Ltd.
	6.250% 01/23/17	300,000	301,364
Metals & Mining Total			677,901
BASIC MATERIALS TOTAL			1,736,963
COMMUNICATIONS – 2.2%
Media – 1.1%
Charter Communications Holdings II LLC
	10.250% 09/15/10	350,000	366,187
CSC Holdings, Inc.
	7.625% 04/01/11	335,000	341,281
Dex Media West LLC
	9.875% 08/15/13	85,000	92,650
EchoStar DBS Corp.
	6.625% 10/01/14	310,000	302,250
Jones Intercable, Inc.
	7.625% 04/15/08	525,000	539,015
Lamar Media Corp.
	7.250% 01/01/13	350,000	356,563
News America, Inc.
	6.550% 03/15/33(a)	325,000	326,583
Quebecor Media, Inc.
	7.750% 03/15/16	350,000	357,438
R.H. Donnelley, Inc.
	10.875% 12/15/12	180,000	196,200
RH Donnelley Corp.
	8.875% 01/15/16	65,000	68,250
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	350,000	361,375
Time Warner, Inc.
	6.625% 05/15/29	425,000	430,420
Media Total			3,738,212
Telecommunication Services – 1.1%
AT&T Wireless Services, Inc.
	8.750% 03/01/31	225,000	292,402
Citizens Communications Co.
	7.875% 01/15/27(d)	55,000	55,550
	9.000% 08/15/31	120,000	130,200
Dobson Cellular Systems, Inc.
	9.875% 11/01/12	300,000	327,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Embarq Corp.
	7.995% 06/01/36	30,000	31,219
Intelsat Bermuda Ltd.
	9.250% 06/15/16(d)	350,000	376,250
Lucent Technologies, Inc.
	6.450% 03/15/29	350,000	322,875
Qwest Corp.
	8.875% 03/15/12	350,000	389,812
Sprint Capital Corp.
	6.875% 11/15/28	275,000	275,277
Telefonica Emisones SAU
	5.984% 06/20/11	400,000	407,172
Verizon Global Funding Corp.
	7.750% 12/01/30	500,000	586,488
Vodafone Group PLC
	5.000% 12/16/13	400,000	386,598
Windstream Corp.
	8.625% 08/01/16(d)	350,000	383,250
Telecommunication Services Total			3,964,093
COMMUNICATIONS TOTAL			7,702,305
CONSUMER CYCLICAL – 1.2%
Airlines – 0.1%
United Airlines, Inc.
	9.200% 03/22/08(e)	792,702	388,424
Airlines Total			388,424
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	320,000	344,800
Apparel Total			344,800
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	225,000	267,847
Auto Manufacturers Total			267,847
Auto Parts & Equipment – 0.1%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	350,000	366,625
Auto Parts & Equipment Total			366,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	350,000	338,059
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	60,000	57,450
	6.375% 12/15/14	35,000	33,600
	6.500% 01/15/14	70,000	67,900
KB Home
	5.875% 01/15/15	155,000	142,125
Home Builders Total			639,134
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	100,000	101,364
	8.750% 02/02/11	145,000	158,478
Leisure Time Total			259,842
Lodging – 0.1%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	300,000	257,295
MGM Mirage
	8.500% 09/15/10	145,000	155,150
Station Casinos, Inc.
	6.875% 03/01/16	20,000	17,950
Wynn Las Vegas LLC
	6.625% 12/01/14	175,000	173,906
Lodging Total			604,301
Retail – 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	125,000	125,000
AutoNation, Inc.
	7.374% 04/15/13(f)	15,000	15,075
Couche-Tard US LP
	7.500% 12/15/13	350,000	357,875
Home Depot, Inc.
	5.400% 03/01/16	325,000	317,865

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	4.000% 01/15/10	600,000	581,387
Retail Total			1,397,202
CONSUMER CYCLICAL TOTAL			4,268,175
CONSUMER NON-CYCLICAL – 1.9%
Beverages – 0.3%
Cott Beverages, Inc.
	8.000% 12/15/11	350,000	357,000
Diageo Capital PLC
	3.375% 03/20/08	550,000	537,157
Beverages Total			894,157
Commercial Services – 0.4%
Ashtead Capital, Inc.
	9.000% 08/15/16(d)	90,000	96,300
Avis Budget Car Rental LLC
	7.625% 05/15/14(d)	350,000	341,250
	7.750% 05/15/16(d)	25,000	24,125
Corrections Corp. of America
	7.500% 05/01/11	225,000	231,750
Iron Mountain, Inc.
	7.750% 01/15/15	350,000	357,000
Service Corp. International
	6.750% 04/01/16	5,000	4,975
United Rentals North America, Inc.
	7.000% 02/15/14	90,000	88,313
	7.750% 11/15/13	250,000	250,937
Commercial Services Total			1,394,650
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.
	4.750% 06/15/07	350,000	349,406
Cosmetics/Personal Care Total			349,406
Food – 0.1%
Kroger Co.
	6.200% 06/15/12	450,000	461,432
Food Total			461,432
Healthcare Services – 0.7%
Aetna, Inc.
	6.625% 06/15/36	395,000	422,399
HCA, Inc.
	9.250% 11/15/16(d)	100,000	107,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
	9.625% 11/15/16(d)	250,000	268,750
Tenet Healthcare Corp.
	9.875% 07/01/14	350,000	356,125
Triad Hospitals, Inc.
	7.000% 05/15/12	75,000	76,313
UnitedHealth Group, Inc.
	3.375% 08/15/07	600,000	592,629
WellPoint, Inc.
	6.800% 08/01/12(a)	500,000	530,337
Healthcare Services Total			2,353,678
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	350,000	359,625
Fortune Brands, Inc.
	5.375% 01/15/16	350,000	331,873
Scotts Co.
	6.625% 11/15/13	130,000	136,175
Household Products/Wares Total			827,673
Pharmaceuticals – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	350,000	345,625
Pharmaceuticals Total			345,625
CONSUMER NON-CYCLICAL TOTAL			6,626,621
ENERGY – 1.0%
Coal – 0.0%
Peabody Energy Corp.
	6.875% 03/15/13	160,000	164,000
Coal Total			164,000
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
	6.450% 09/15/36	165,000	166,732
Chesapeake Energy Corp.
	6.375% 06/15/15	190,000	188,100
	7.500% 09/15/13	160,000	166,600
Devon Financing Corp. ULC
	7.875% 09/30/31	300,000	360,938
Marathon Oil Corp.
	6.800% 03/15/32(a)	375,000	415,249

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Valero Energy Corp.
	6.875% 04/15/12	300,000	317,193
Oil & Gas Total			1,614,812
Pipelines – 0.5%
El Paso Performance-Linked Trust
	7.750% 07/15/11(d)	350,000	370,125
Energy Transfer Partners LP
	6.625% 10/15/36	250,000	257,417
MarkWest Energy Partners LP
	8.500% 07/15/16(d)	350,000	364,000
Plains All American Pipeline LP
	6.650% 01/15/37(d)	300,000	304,583
Williams Companies, Inc.
	6.375% 10/01/10(d)	135,000	135,844
	7.750% 06/15/31	20,000	21,000
	8.125% 03/15/12	200,000	216,500
Pipelines Total			1,669,469
ENERGY TOTAL			3,448,281
FINANCIALS – 3.5%
Banks – 0.9%
Capital One Bank
	4.875% 05/15/08	275,000	273,305
HSBC Capital Funding LP
	9.547% 12/31/49(d)(f)	800,000	901,324
SunTrust Preferred Capital I
	5.853% 12/31/49	280,000	282,137
Wachovia Corp.
	4.875% 02/15/14(a)	825,000	795,215
Wells Fargo & Co.
	5.125% 09/01/12	900,000	897,725
Banks Total			3,149,706
Diversified Financial Services – 2.0%
American Express Credit Corp.
	3.000% 05/16/08	600,000	582,340
Citicorp
	8.040% 12/15/19(d)	750,000	882,008
Countrywide Home Loans, Inc.
	4.125% 09/15/09	400,000	388,474
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10(a)	500,000	494,561

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
DJ CDX NA HY
	8.375% 12/29/11(d)	500,000	510,900
Ford Motor Credit Co.
	7.375% 02/01/11	350,000	346,480
General Electric Capital Corp.
	5.000% 01/08/16(a)	1,025,000	1,001,714
GMAC LLC
	8.000% 11/01/31	295,000	338,680
Goldman Sachs Group, Inc.
	6.345% 02/15/34	475,000	480,818
JPMorgan Chase Capital XV
	5.875% 03/15/35	600,000	586,212
Merrill Lynch & Co., Inc.
	4.125% 01/15/09(a)	575,000	563,425
Morgan Stanley
	6.750% 04/15/11	370,000	391,080
SLM Corp.
	5.375% 05/15/14	700,000	694,444
Diversified Financial Services Total			7,261,136
Insurance – 0.4%
American International Group, Inc.
	2.875% 05/15/08	850,000	822,394
Genworth Financial, Inc.
	6.150% 11/15/66(f)	200,000	199,718
Metlife, Inc.
	6.400% 12/15/36(f)	300,000	301,382
Insurance Total			1,323,494
Real Estate – 0.1%
EOP Operating LP
	7.000% 07/15/11	325,000	351,708
Real Estate Total			351,708

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.1%
Health Care Property Investors, Inc.
	6.450% 06/25/12	525,000	542,048
Real Estate Investment Trusts (REITs) Total			542,048
FINANCIALS TOTAL			12,628,092
INDUSTRIALS – 0.9%
Aerospace & Defense – 0.2%
L-3 Communications Corp.
	7.625% 06/15/12	300,000	310,500
Raytheon Co.
	8.300% 03/01/10(a)	350,000	379,987
Aerospace & Defense Total			690,487
Electronics – 0.0%
NXP BV/NXP Funding LLC
	7.875% 10/15/14(d)	85,000	87,869
Electronics Total			87,869
Environmental Control – 0.2%
Allied Waste North America, Inc.
	7.125% 05/15/16	350,000	346,500
Waste Management, Inc.
	7.375% 08/01/10	350,000	372,297
Environmental Control Total			718,797
Machinery – 0.2%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	350,000	344,894
John Deere Capital Corp.
	4.625% 04/15/09	250,000	246,169
Machinery Total			591,063
Machinery-Diversified – 0.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	120,000	121,200
Machinery-Diversified Total			121,200
Miscellaneous Manufacturing – 0.1%
Bombardier, Inc.
	6.300% 05/01/14(d)	375,000	352,500
Miscellaneous Manufacturing Total			352,500
Packaging & Containers – 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	350,000	363,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	340,000	341,275
Packaging & Containers Total			704,400
INDUSTRIALS TOTAL			3,266,316
TECHNOLOGY – 0.2%
Computers – 0.1%
International Business Machines Corp.
	6.220% 08/01/27	425,000	446,785
Computers Total			446,785
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	9.125% 12/15/14(d)	350,000	347,813
	10.125% 12/15/16(d)	20,000	20,025
Semiconductors Total			367,838
TECHNOLOGY TOTAL			814,623
UTILITIES – 0.8%
Electric – 0.7%
AES Corp.
	7.750% 03/01/14	310,000	327,050
American Electric Power Co., Inc.
	5.250% 06/01/15	425,000	414,889
CMS Energy Corp.
	6.875% 12/15/15	30,000	30,975
	8.500% 04/15/11	25,000	27,188
Commonwealth Edison Co.
	5.950% 08/15/16	400,000	404,403
Nevada Power Co.
	6.500% 04/15/12	50,000	51,329
NRG Energy, Inc.
	7.250% 02/01/14	35,000	35,262
	7.375% 02/01/16	315,000	316,575
Progress Energy, Inc.
	7.750% 03/01/31	350,000	420,687
Southern California Edison Co.
	5.000% 01/15/14	400,000	389,645
Virginia Electric & Power Co.
	5.375% 02/01/07	325,000	324,935
Electric Total			2,742,938

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	275,000	271,601
Gas Total			271,601
UTILITIES TOTAL			3,014,539
	Total Corporate Fixed-Income Bonds & Notes (cost of $43,898,882)		43,505,915
Mortgage-Backed Securities – 9.9%
Federal Home Loan Mortgage Corp.
	5.500% 12/01/20	1,159,056	1,158,114
	5.500% 01/01/21	1,440,094	1,438,924
	5.500% 04/01/21	7,632,558	7,626,675
	5.500% 07/01/21	1,470,777	1,469,643
	6.000% 07/01/08	188,788	189,362
	6.500% 02/01/11	56,597	57,706
	6.500% 04/01/11	82,071	83,871
	6.500% 05/01/11	58,057	59,373
	6.500% 10/01/11	31,931	32,610
	6.500% 07/01/16	19,876	20,346
	6.500% 04/01/26	35,112	36,036
	6.500% 06/01/26	39,366	40,402
	6.500% 02/01/27	217,516	223,234
	6.500% 09/01/28	92,251	94,645
	6.500% 06/01/31	61,508	62,951
	6.500% 07/01/31	19,827	20,311
	7.000% 07/01/28	66,311	68,427
	7.000% 04/01/29	36,113	37,265
	7.000% 01/01/30	42,072	43,357
	7.000% 06/01/31	11,388	11,714
	7.000% 08/01/31	138,629	142,598
	7.500% 07/01/15	7,568	7,884
	7.500% 08/01/15	883	920
	7.500% 01/01/30	73,473	76,469
	8.000% 09/01/15	42,348	44,676
	TBA
	6.000% 01/11/37	1,447,000	1,457,401
Federal National Mortgage Association
	5.500% 11/01/20	1,934,200	1,933,859
	5.500% 02/01/21	700,310	700,208
	5.500% 08/01/35	495,655	489,994

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 10/01/35	2,715,459	2,684,444
	5.500% 04/01/36	4,543,947	4,490,461
	5.500% 11/01/36	3,916,631	3,870,529
	6.000% 07/01/35	442,204	445,295
	6.000% 09/01/36	1,362,001	1,371,223
	6.120% 10/01/08	2,233,392	2,253,750
	6.500% 03/01/11	7,001	7,167
	6.500% 08/01/34	669,362	682,626
	7.000% 03/01/15	88,253	90,811
	7.000% 07/01/16	16,370	16,830
	7.000% 02/01/31	21,232	21,861
	7.000% 07/01/31	149,557	153,897
	7.000% 07/01/32	28,174	28,983
	7.500% 06/01/15	28,810	29,830
	7.500% 08/01/15	42,246	43,742
	7.500% 09/01/15	26,977	27,932
	7.500% 02/01/31	50,622	52,713
	7.500% 08/01/31	30,676	31,916
	8.000% 12/01/29	32,884	34,855
	8.000% 04/01/30	41,016	43,262
	8.000% 05/01/30	7,432	7,839
	8.000% 07/01/31	30,464	32,139
Government National Mortgage Association
	6.000% 04/15/13	7,920	8,061
	6.500% 05/15/13	22,149	22,692
	6.500% 06/15/13	9,144	9,368
	6.500% 08/15/13	20,441	20,941
	6.500% 11/15/13	106,954	109,574
	6.500% 07/15/14	62,235	63,780
	6.500% 01/15/29	11,835	12,173
	6.500% 03/15/29	76,561	78,743
	6.500% 04/15/29	169,478	174,309
	6.500% 05/15/29	168,341	173,139
	6.500% 07/15/31	66,287	68,122
	7.000% 11/15/13	268,984	277,604
	7.000% 05/15/29	33,413	34,537
	7.000% 09/15/29	43,506	44,970
	7.000% 06/15/31	23,276	24,054
	7.500% 06/15/23	1,021	1,066
	7.500% 01/15/26	27,024	28,247

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 09/15/29	107,215	111,871
	8.000% 07/15/25	10,546	11,172
	8.500% 12/15/30	4,852	5,206
	9.000% 12/15/17	36,334	38,804

	Total Mortgage-Backed Securities (cost of $34,882,092)		35,369,513
Government & Agency Obligations – 4.4%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	5.000% 07/17/09	600,000	598,270
United Mexican States
	7.500% 04/08/33	550,000	649,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,247,270
U.S. GOVERNMENT AGENCIES – 1.2%
Federal Home Loan Bank
	5.125% 10/19/16	1,580,000	1,593,065
Federal National Mortgage Association
	5.250% 08/01/12	2,740,000	2,753,322
U.S. GOVERNMENT AGENCIES TOTAL			4,346,387
U.S. GOVERNMENT OBLIGATIONS – 2.8%
U.S. Treasury Bonds
	6.250% 08/15/23(a)	3,430,000	3,947,985
	7.250% 05/15/16(a)	2,755,000	3,274,898
U.S. Treasury Inflation Indexed Bonds
	2.500% 07/15/16(a)	1,719,002	1,732,029
U.S. Treasury Notes
	3.875% 02/15/13	955,000	914,002
U.S. GOVERNMENT OBLIGATIONS TOTAL			9,868,914

	Total Government & Agency Obligations (cost of $15,351,822)		15,462,571
Collateralized Mortgage Obligations – 3.7%
AGENCY – 2.8%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/18	2,000,000	1,950,032
	5.500% 06/15/34	2,500,000	2,457,597
	6.000% 02/15/28	1,250,322	1,263,412
	5.000% 12/15/15	1,172,914	1,167,636
Federal National Mortgage Association
	6.000% 04/25/32	1,940,000	1,961,226

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	5.000% 12/25/15	1,200,000	1,188,378
AGENCY TOTAL			9,988,281
NON - AGENCY – 0.9%
American Mortgage Trust
	8.445% 09/27/22(f)	12,749	7,675
Countrywide Alternative Loan Trust
	5.500% 10/25/35	990,172	984,055
	5.250% 08/25/35	682,378	680,339
JPMorgan Mortgage Trust
	6.087% 10/25/36	1,311,341	1,313,334
Rural Housing Trust
	6.330% 04/01/26	40,071	39,991
NON - AGENCY TOTAL			3,025,394

	Total Collateralized Mortgage Obligations (cost of $13,128,272)		13,013,675
Commercial Mortgage-Backed Securities – 2.1%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	399,038	407,775
GS Mortgage Securities Corp. II
	6.620% 10/18/30	1,805,021	1,827,289
JPMorgan Commercial Mortgage Finance Corp.
	6.507% 10/15/35	1,284,353	1,301,312
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	1,000,000	1,043,587
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	3,000,000	2,797,011

	Total Commercial Mortgage-Backed Securities (cost of $7,628,588)		7,376,974
Asset-Backed Securities – 0.5%
Consumer Funding LLC
	5.430% 04/20/15	820,000	830,475
Green Tree Financial Corp.
	6.870% 01/15/29	193,741	199,190
Origen Manufactured Housing
	3.380% 08/15/17	482,981	477,531

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Providian Gateway Master Trust
	3.350% 09/15/11(d)	250,000	246,834

	Total Asset-Backed Securities (cost of $1,789,091)		1,754,030
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Media – 0.3%
Liberty Media Corp.
	0.750% 03/30/23	900,000	1,140,750
Media Total			1,140,750
COMMUNICATIONS TOTAL			1,140,750

	Total Convertible Bonds (cost of $986,296)		1,140,750
		Shares
Investment Companies – 0.0%
	iShares Nasdaq Biotechnology Index Fund	840	65,318
	iShares Russell 2000 Value Index Fund	250	20,005

	Total Investment Companies (cost of $81,194)		85,323
Securities Lending Collateral – 6.5%
	State Street Navigator Securities Lending Prime Portfolio (g)	23,170,075	23,170,075

	Total Securities Lending Collateral (cost of $23,170,075)		23,170,075
		Par ($)
Short-Term Obligations – 5.6%
U.S. GOVERNMENT OBLIGATION – 0.1%
U. S. Treasury Bill
	4.805% 03/15/07(h)	400,000	395,142
U.S. GOVERNMENT OBLIGATION TOTAL			395,142
REPURCHASE AGREEMENT – 5.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/29/06, due 01/02/07 at 4.650%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/23, market value of $19,421,405 (repurchase proceeds $19,023,824)	19,455,000	19,455,000
REPURCHASE AGREEMENT TOTAL			19,455,000

	Total Short-Term Obligations (cost of $19,850,142)		19,850,142

Total Investments – 106.7% (cost of $337,742,575)(i)(j)	379,424,424

Other Assets & Liabilities, Net – (6.7)%	(23,823,729)

Net Assets – 100.0%	355,600,695

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $22,581,020.

(b)	Non-income producing security.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $6,529,050, which represents 1.8% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2006, the value of these securities amounted to $388,424, which represents 0.1% of net assets.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	A portion of this security with a market value of $396,184 is pledged as collateral for open futures contracts.

(i)	Cost for federal income tax purposes is $337,891,592.

(j)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$44,458,834	$(2,926,002)	$41,532,832

At December 31, 2006, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$1,608,770	1,600,691	03/28/07	$8,079
DKK	199,520	199,950	03/28/07	(430)
EUR	439,965	438,735	03/28/07	1,230
GBP	3,186,605	3,198,389	03/28/07	(11,784)
JPY	29,039	29,032	03/28/07	7
THB	136,812	134,645	03/28/07	2,167
				$(731)

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$555,381	$559,453	03/28/07	$4,072
CAD	356,785	360,152	03/28/07	3,367
CNY	1,006,903	1,007,660	03/28/07	757
CZK	161,797	159,752	03/28/07	(2,045)
JPY	22,684	22,679	03/28/07	(5)
KRW	336,917	340,370	03/28/07	3,453
MXN	160,720	160,497	03/28/07	(223)
MYR	321,087	319,456	03/28/07	(1,631)
NOK	316,630	319,340	03/28/07	2,710
PHP	120,546	120,069	03/28/07	(477)
SEK	698,194	693,613	03/28/07	(4,581)
SGD	200,399	199,608	03/28/07	(791)
THB	136,812	139,841	03/28/07	3,029
TWD	796,882	793,495	03/28/07	(3,387)
ZAR	178,697	178,395	03/28/07	(302)
				$3,946

At December 31, 2006, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	7	$2,499,700	$2,487,308	Mar-2007	$12,392

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
THB	Thailand Baht
TWD	Taiwan Dollar
ZAR	South African Rand

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Common Stock Fund

		Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 11.3%
Hotels, Restaurants & Leisure – 1.2%
	Hilton Hotels Corp.	90,000	3,141,000
	Wyndham Worldwide Corp. (a)	74,120	2,373,322
Hotels, Restaurants & Leisure Total			5,514,322
Media – 6.4%
	Comcast Corp., Class A (a)	218,400	9,244,872
	News Corp., Class A	310,900	6,678,132
	Omnicom Group, Inc.	48,000	5,017,920
	Time Warner, Inc.	360,500	7,851,690
Media Total			28,792,614
Multiline Retail – 1.3%
	Kohl’s Corp. (a)	55,400	3,791,022
	Target Corp.	40,100	2,287,705
Multiline Retail Total			6,078,727
Specialty Retail – 0.5%
	Urban Outfitters, Inc. (a)(b)	90,200	2,077,306
Specialty Retail Total			2,077,306
Textiles, Apparel & Luxury Goods – 1.9%
	Coach, Inc. (a)	110,700	4,755,672
	NIKE, Inc., Class B	36,800	3,644,304
Textiles, Apparel & Luxury Goods Total			8,399,976
CONSUMER DISCRETIONARY TOTAL			50,862,945
CONSUMER STAPLES – 6.4%
Beverages – 2.7%
	Coca-Cola Co.	176,160	8,499,720
	Hansen Natural Corp. (a)(b)	113,300	3,815,944
Beverages Total			12,315,664
Food & Staples Retailing – 0.9%
	Sysco Corp.	110,300	4,054,628
Food & Staples Retailing Total			4,054,628
Food Products – 0.6%
	ConAgra Foods, Inc.	100,100	2,702,700
Food Products Total			2,702,700
Household Products – 1.3%
	Colgate-Palmolive Co.	90,020	5,872,905
Household Products Total			5,872,905

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.9%
	Altria Group, Inc.	46,800	4,016,376
Tobacco Total			4,016,376
CONSUMER STAPLES TOTAL			28,962,273
ENERGY – 6.2%
Energy Equipment & Services – 1.7%
	Halliburton Co.	172,600	5,359,230
	Transocean, Inc. (a)	27,690	2,239,844
Energy Equipment & Services Total			7,599,074
Oil, Gas & Consumable Fuels – 4.5%
	Anadarko Petroleum Corp.	91,100	3,964,672
	Apache Corp.	63,100	4,196,781
	ConocoPhillips	100,600	7,238,170
	Devon Energy Corp.	77,510	5,199,371
Oil, Gas & Consumable Fuels Total			20,598,994
ENERGY TOTAL			28,198,068
FINANCIALS – 23.2%
Capital Markets – 1.1%
	Charles Schwab Corp.	247,300	4,782,782
Capital Markets Total			4,782,782
Commercial Banks – 1.2%
	Wachovia Corp.	97,355	5,544,367
Commercial Banks Total			5,544,367
Consumer Finance – 0.7%
	American Express Co.	49,240	2,987,391
Consumer Finance Total			2,987,391
Diversified Financial Services – 5.4%
	Citigroup, Inc.	248,989	13,868,687
	JPMorgan Chase & Co.	218,972	10,576,348
Diversified Financial Services Total			24,445,035
Insurance – 10.1%
	ACE Ltd.	71,400	4,324,698
	Allied World Assurance Holdings Ltd.	48,600	2,120,418
	Ambac Financial Group, Inc.	74,800	6,662,436
	American International Group, Inc.	136,080	9,751,493
	Aspen Insurance Holdings Ltd.	156,200	4,117,432
	Berkshire Hathaway, Inc., Class B (a)	3,039	11,140,974
	UnumProvident Corp.	367,390	7,634,364
Insurance Total			45,751,815

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 4.7%
	MGIC Investment Corp.	104,000	6,504,160
	Washington Mutual, Inc.	318,600	14,493,114
Thrifts & Mortgage Finance Total			20,997,274
FINANCIALS TOTAL			104,508,664
HEALTH CARE – 19.1%
Biotechnology – 2.0%
	Genentech, Inc. (a)	53,900	4,372,907
	MedImmune, Inc. (a)	136,740	4,426,274
Biotechnology Total			8,799,181
Health Care Equipment & Supplies – 4.9%
	Baxter International, Inc.	82,400	3,822,536
	Medtronic, Inc.	86,900	4,650,019
	Stryker Corp.	100,100	5,516,511
	Zimmer Holdings, Inc. (a)	102,700	8,049,626
Health Care Equipment & Supplies Total			22,038,692
Health Care Providers & Services – 4.4%
	Cardinal Health, Inc.	91,980	5,926,271
	McKesson Corp.	130,610	6,621,927
	UnitedHealth Group, Inc.	134,100	7,205,193
Health Care Providers & Services Total			19,753,391
Life Sciences Tools & Services – 0.7%
	Thermo Fisher Scientific, Inc. (a)	68,950	3,122,745
Life Sciences Tools & Services Total			3,122,745
Pharmaceuticals – 7.1%
	Abbott Laboratories	208,587	10,160,273
	Endo Pharmaceuticals Holdings, Inc. (a)	196,400	5,416,712
	Forest Laboratories, Inc. (a)	105,200	5,323,120
	Johnson & Johnson	105,790	6,984,256
	Warner Chilcott Ltd. (a)(b)	315,488	4,360,044
Pharmaceuticals Total			32,244,405
HEALTH CARE TOTAL			85,958,414
INDUSTRIALS – 10.0%
Aerospace & Defense – 1.5%
	Honeywell International, Inc.	70,950	3,209,778
	KBR, Inc. (a)(b)	38,638	1,010,770
	Spirit Aerosystems Holdings, Inc., Class A (a)	80,000	2,677,600
Aerospace & Defense Total			6,898,148

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Airlines – 0.9%
	UAL Corp. (a)(b)	97,100	4,272,400
Airlines Total			4,272,400
Commercial Services & Supplies – 1.3%
	ARAMARK Corp., Class B	172,410	5,767,115
Commercial Services & Supplies Total			5,767,115
Industrial Conglomerates – 4.0%
	General Electric Co.	324,340	12,068,691
	Tyco International Ltd.	198,200	6,025,280
Industrial Conglomerates Total			18,093,971
Machinery – 0.7%
	Dover Corp.	65,185	3,195,369
Machinery Total			3,195,369
Road & Rail – 1.6%
	Avis Budget Group, Inc.	177,700	3,854,313
	Union Pacific Corp.	34,910	3,212,418
Road & Rail Total			7,066,731
INDUSTRIALS TOTAL			45,293,734
INFORMATION TECHNOLOGY – 20.1%
Communications Equipment – 4.9%
	Alcatel-Lucent, ADR	233,500	3,320,370
	Avaya, Inc. (a)	175,400	2,452,092
	Cisco Systems, Inc. (a)	402,300	10,994,859
	Juniper Networks, Inc. (a)	117,000	2,215,980
	QUALCOMM, Inc.	86,300	3,261,277
Communications Equipment Total			22,244,578
Computers & Peripherals – 0.9%
	Hewlett-Packard Co.	102,800	4,234,332
Computers & Peripherals Total			4,234,332
Internet Software & Services – 2.9%
	eBay, Inc. (a)	217,500	6,540,225
	VeriSign, Inc. (a)(b)	191,100	4,595,955
	Yahoo!, Inc. (a)	72,400	1,849,096
Internet Software & Services Total			12,985,276
IT Services – 2.7%
	CheckFree Corp. (a)	99,800	4,007,968
	Computer Sciences Corp. (a)	68,700	3,666,519
	First Data Corp.	173,000	4,414,960
IT Services Total			12,089,447

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 0.5%
Broadcom Corp., Class A (a)	67,970	2,196,111
Semiconductors & Semiconductor Equipment Total		2,196,111
Software – 8.2%
McAfee, Inc. (a)	160,000	4,540,800
Microsoft Corp.	591,920	17,674,731
Oracle Corp. (a)	384,640	6,592,730
Symantec Corp. (a)	380,500	7,933,425
Software Total		36,741,686
INFORMATION TECHNOLOGY TOTAL		90,491,430
TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 1.0%
NeuStar, Inc., Class A (a)(b)	68,400	2,218,896
Verizon Communications, Inc.	60,400	2,249,296
Diversified Telecommunication Services Total		4,468,192
Wireless Telecommunication Services – 1.0%
Sprint Nextel Corp.	237,000	4,476,930
Wireless Telecommunication Services Total		4,476,930
TELECOMMUNICATION SERVICES TOTAL		8,945,122

Total Common Stocks (cost of $357,288,750)		443,220,650

Securities Lending Collateral – 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)	10,854,945	10,854,945

Total Securities Lending Collateral (cost of $10,854,945)		10,854,945

	Par ($)
Short-Term Obligation – 2.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by U.S Government Bond maturing 08/15/22, market value of $10,615,451 (repurchase proceeds $10,410,023)	10,404,000	10,404,000

Total Short-Term Obligation (cost of $10,404,000)		10,404,000

5

Total Investments – 103.0% (cost of $378,547,695)(d)(e)	464,479,595

Other Assets & Liabilities, Net – (3.0)%	(13,542,930)

Net Assets – 100.0%	450,936,665

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $10,536,648.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $378,547,695.

(e)	Unrealized appreciation and depreciation at December 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$88,849,002	$(2,917,102)	$85,931,900

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Disciplined Value Fund

		Shares	Value ($)*
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 8.4%
Automobiles – 0.2%
	General Motors Corp. (a)	30,200	927,744
Automobiles Total			927,744
Hotels, Restaurants & Leisure – 3.3%
	McDonald’s Corp.	149,900	6,645,067
	Wendy’s International, Inc.	43,600	1,442,724
	Wyndham Worldwide Corp. (b)	223,000	7,140,460
Hotels, Restaurants & Leisure Total			15,228,251
Household Durables – 0.2%
	Centex Corp.	15,800	889,066
Household Durables Total			889,066
Media – 4.1%
	CBS Corp., Class B	375,800	11,717,444
	Idearc, Inc. (b)	110,400	3,162,960
	Liberty Media Holding Corp., Capital, Series A (b)	28,900	2,831,622
	Warner Music Group Corp.	42,600	977,670
Media Total			18,689,696
Multiline Retail – 0.3%
	Federated Department Stores, Inc.	37,800	1,441,314
Multiline Retail Total			1,441,314
Specialty Retail – 0.0%
	Sherwin-Williams Co.	2,800	178,024
Specialty Retail Total			178,024
Textiles, Apparel & Luxury Goods – 0.3%
	Hanesbrands, Inc. (b)	53,400	1,261,308
Textiles, Apparel & Luxury Goods Total			1,261,308
CONSUMER DISCRETIONARY TOTAL			38,615,403
CONSUMER STAPLES – 7.5%
Beverages – 2.5%
	Coca-Cola Co.	240,300	11,594,475
Beverages Total			11,594,475
Food Products – 2.2%
	Archer-Daniels-Midland Co.	133,400	4,263,464
	Kraft Foods, Inc., Class A (a)	166,200	5,933,340
Food Products Total			10,196,804
Household Products – 0.4%
	Colgate-Palmolive Co.	19,400	1,265,656

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – (continued)
	Procter & Gamble Co.	7,400	475,598
Household Products Total			1,741,254
Tobacco – 2.4%
	Reynolds American, Inc. (a)	166,100	10,874,567
Tobacco Total			10,874,567
CONSUMER STAPLES TOTAL			34,407,100
ENERGY – 13.9%
Oil, Gas & Consumable Fuels – 13.9%
	Anadarko Petroleum Corp.	53,200	2,315,264
	Chevron Corp.	149,200	10,970,676
	ConocoPhillips	99,400	7,151,830
	Exxon Mobil Corp. (c)	383,900	29,418,257
	Frontier Oil Corp.	212,700	6,112,998
	Marathon Oil Corp.	80,200	7,418,500
	Sunoco, Inc.	4,500	280,620
Oil, Gas & Consumable Fuels Total			63,668,145
ENERGY TOTAL			63,668,145
FINANCIALS – 36.3%
Capital Markets – 10.1%
	Goldman Sachs Group, Inc.	57,500	11,462,625
	Lehman Brothers Holdings, Inc.	161,200	12,592,944
	Merrill Lynch & Co., Inc.	76,600	7,131,460
	Morgan Stanley	187,200	15,243,696
Capital Markets Total			46,430,725
Commercial Banks – 8.4%
	BB&T Corp.	181,300	7,964,509
	KeyCorp	60,900	2,316,027
	National City Corp.	218,100	7,973,736
	U.S. Bancorp	38,600	1,396,934
	Wachovia Corp.	270,500	15,404,975
	Wells Fargo & Co.	100,800	3,584,448
Commercial Banks Total			38,640,629
Diversified Financial Services – 7.8%
	Citigroup, Inc.	374,100	20,837,370
	JPMorgan Chase & Co.	285,200	13,775,160
	Leucadia National Corp. (a)	38,800	1,094,160
Diversified Financial Services Total			35,706,690
Insurance – 8.2%
	Allstate Corp.	192,100	12,507,631

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Assurant, Inc.	112,500	6,215,625
	First American Corp.	21,100	858,348
	Genworth Financial, Inc., Class A	75,700	2,589,697
	Loews Corp.	65,600	2,720,432
	MetLife, Inc.	1,000	59,010
	Principal Financial Group, Inc.	51,300	3,011,310
	Prudential Financial, Inc.	14,400	1,236,384
	SAFECO Corp.	95,900	5,998,545
	St. Paul Travelers Companies, Inc.	49,800	2,673,762
Insurance Total			37,870,744
Real Estate Management & Development – 1.1%
	Realogy Corp. (b)	166,400	5,045,248
Real Estate Management & Development Total			5,045,248
Thrifts & Mortgage Finance – 0.7%
	Fannie Mae	31,700	1,882,663
	Freddie Mac	16,600	1,127,140
Thrifts & Mortgage Finance Total			3,009,803
FINANCIALS TOTAL			166,703,839
HEALTH CARE – 6.8%
Health Care Providers & Services – 2.9%
	AmerisourceBergen Corp.	189,500	8,519,920
	Caremark Rx, Inc.	4,900	279,839
	WellPoint, Inc. (b)	57,500	4,524,675
Health Care Providers & Services Total			13,324,434
Health Care Technology – 0.3%
	IMS Health, Inc.	44,500	1,222,860
Health Care Technology Total			1,222,860
Life Sciences Tools & Services – 0.0%
	Thermo Fisher Scientific, Inc. (b)	3,500	158,515
Life Sciences Tools & Services Total			158,515
Pharmaceuticals – 3.6%
	King Pharmaceuticals, Inc. (b)	14,800	235,616
	Pfizer, Inc.	625,900	16,210,810
Pharmaceuticals Total			16,446,426
HEALTH CARE TOTAL			31,152,235
INDUSTRIALS – 6.6%
Aerospace & Defense – 2.3%
	Armor Holdings, Inc. (b)	96,600	5,298,510
	General Dynamics Corp.	9,500	706,325
	Northrop Grumman Corp.	24,400	1,651,880

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Raytheon Co.	56,600	2,988,480
Aerospace & Defense Total			10,645,195
Airlines – 0.3%
	Southwest Airlines Co.	81,600	1,250,112
Airlines Total			1,250,112
Building Products – 1.1%
	USG Corp. (a)(b)	95,600	5,238,880
Building Products Total			5,238,880
Commercial Services & Supplies – 0.1%
	Equifax, Inc.	7,700	312,620
Commercial Services & Supplies Total			312,620
Industrial Conglomerates – 0.5%
	General Electric Co.	59,600	2,217,716
Industrial Conglomerates Total			2,217,716
Machinery – 1.5%
	Cummins, Inc.	43,800	5,176,284
	Paccar, Inc. (a)	600	38,940
	Terex Corp. (b)	28,000	1,808,240
Machinery Total			7,023,464
Road & Rail – 0.8%
	Avis Budget Group, Inc. (b)	63,800	1,383,822
	Laidlaw International, Inc.	15,000	456,450
	YRC Worldwide, Inc. (a)(b)	44,500	1,678,985
Road & Rail Total			3,519,257
INDUSTRIALS TOTAL			30,207,244
INFORMATION TECHNOLOGY – 3.6%
Computers & Peripherals – 3.5%
	Hewlett-Packard Co.	276,800	11,401,392
	Lexmark International, Inc., Class A (b)	63,200	4,626,240
Computers & Peripherals Total			16,027,632
IT Services – 0.1%
	Computer Sciences Corp. (b)	12,400	661,788
IT Services Total			661,788
INFORMATION TECHNOLOGY TOTAL			16,689,420
MATERIALS – 3.6%
Chemicals – 2.2%
	Lyondell Chemical Co.	347,500	8,885,575
	Valspar Corp.	35,300	975,692
Chemicals Total			9,861,267

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.4%
	Nucor Corp.	120,700	6,597,462
Metals & Mining Total			6,597,462
MATERIALS TOTAL			16,458,729
TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 3.9%
	AT&T, Inc.	36,500	1,304,875
	BellSouth Corp.	58,400	2,751,224
	CenturyTel, Inc.	47,500	2,073,850
	Verizon Communications, Inc.	319,300	11,890,732
Diversified Telecommunication Services Total			18,020,681
Wireless Telecommunication Services – 2.2%
	ALLTEL Corp.	100,800	6,096,384
	Sprint Nextel Corp.	216,000	4,080,240
Wireless Telecommunication Services Total			10,176,624
TELECOMMUNICATION SERVICES TOTAL			28,197,305
UTILITIES – 6.3%
Electric Utilities – 3.2%
	Exelon Corp.	58,500	3,620,565
	FirstEnergy Corp.	186,500	11,245,950
Electric Utilities Total			14,866,515
Independent Power Producers & Energy Traders – 1.3%
	Constellation Energy Group, Inc.	29,500	2,031,665
	Mirant Corp. (b)	119,900	3,785,243
Independent Power Producers & Energy Traders Total			5,816,908
Multi-Utilities – 1.8%
	Alliant Energy Corp.	17,300	653,421
	CenterPoint Energy, Inc. (a)	178,800	2,964,504
	DTE Energy Co. (a)	80,800	3,911,528
	PG&E Corp.	11,200	530,096
Multi-Utilities Total			8,059,549
UTILITIES TOTAL			28,742,972

	Total Common Stocks (cost of $371,271,811)		454,842,392
Securities Lending Collateral – 7.0%
	State Street Navigator Securities Lending Prime Portfolio (d)	32,286,670	32,286,670

	Total Securities Lending Collateral (cost of $32,286,670)		32,286,670

5

		Par ($)	Value ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by a U.S. Treasury Bond maturing on 02/15/25, market value of $2,781,000 (repurchase proceeds $2,727,442)	2,726,000	2,726,000

	Total Short-Term Obligation (cost of $2,726,000)		2,726,000

	Total Investments – 106.7% (cost of $406,284,481)(e)(f)		489,855,062

	Other Assets & Liabilities, Net – (6.7)%		(30,936,370)

	Net Assets – 100.0%		458,918,692

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $31,322,741.

(b)	Non-income producing security.

(c)	A portion of this security with a market value of $1,417,655 is pledged as collateral for open futures contracts.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $406,284,481.

(f)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$87,294,277	$(3,723,696)	$83,570,581

At December 31, 2006, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	10	$3,571,000	$3,559,147	Mar-2007	$11,853

6

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Dividend Income Fund

		Shares	Value ($)*
Common Stocks – 94.3%
CONSUMER DISCRETIONARY – 7.7%
Hotels, Restaurants & Leisure – 1.8%
	McDonald’s Corp.	430,000	19,061,900
Hotels, Restaurants & Leisure Total			19,061,900
Media – 3.0%
	CBS Corp., Class B	330,000	10,289,400
	Idearc, Inc. (a)	38,965	1,116,347
	McGraw-Hill Companies, Inc.	135,000	9,182,700
	Meredith Corp.	180,000	10,143,000
Media Total			30,731,447
Multiline Retail – 1.9%
	Federated Department Stores, Inc.	280,000	10,676,400
	J.C. Penney Co., Inc.	115,000	8,896,400
Multiline Retail Total			19,572,800
Specialty Retail – 1.0%
	Sherwin-Williams Co.	162,000	10,299,960
Specialty Retail Total			10,299,960
CONSUMER DISCRETIONARY TOTAL			79,666,107
CONSUMER STAPLES – 12.1%
Beverages – 4.6%
	Anheuser-Busch Companies, Inc.	320,000	15,744,000
	Coca-Cola Co.	140,000	6,755,000
	Diageo PLC, ADR	230,000	18,241,300
	PepsiCo, Inc.	120,000	7,506,000
Beverages Total			48,246,300
Food Products – 1.9%
	ConAgra Foods, Inc.	250,000	6,750,000
	General Mills, Inc.	126,000	7,257,600
	Nestle SA, ADR, Registered Shares	60,000	5,319,000
Food Products Total			19,326,600
Household Products – 2.5%
	Kimberly-Clark Corp.	125,000	8,493,750
	Procter & Gamble Co.	270,000	17,352,900
Household Products Total			25,846,650
Personal Products – 0.5%
	Avon Products, Inc.	160,000	5,286,400
Personal Products Total			5,286,400
Tobacco – 2.6%
	Altria Group, Inc.	260,000	22,313,200

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Reynolds American, Inc. (b)	75,000	4,910,250
Tobacco Total			27,223,450
CONSUMER STAPLES TOTAL			125,929,400
ENERGY – 8.1%
Oil, Gas & Consumable Fuels – 8.1%
	BP PLC, ADR (b)	150,000	10,065,000
	Chevron Corp.	250,000	18,382,500
	Exxon Mobil Corp.	540,000	41,380,200
	Kinder Morgan, Inc.	65,000	6,873,750
	Royal Dutch Shell PLC, ADR	110,000	7,786,900
Oil, Gas & Consumable Fuels Total			84,488,350
ENERGY TOTAL			84,488,350
FINANCIALS – 22.5%
Capital Markets – 2.4%
	Bank of New York Co., Inc.	190,000	7,480,300
	Federated Investors, Inc., Class B	280,000	9,458,400
	Morgan Stanley	102,000	8,305,860
Capital Markets Total			25,244,560
Commercial Banks – 4.5%
	National City Corp.	182,000	6,653,920
	PNC Financial Services Group, Inc.	76,000	5,627,040
	U.S. Bancorp	364,000	13,173,160
	Wachovia Corp.	206,000	11,731,700
	Wells Fargo & Co.	266,000	9,458,960
Commercial Banks Total			46,644,780
Diversified Financial Services – 3.6%
	Citigroup, Inc.	440,000	24,508,000
	JPMorgan Chase & Co.	276,000	13,330,800
Diversified Financial Services Total			37,838,800
Insurance – 9.5%
	Arthur J. Gallagher & Co. (b)	285,000	8,421,750
	Chubb Corp.	112,000	5,925,920
	Hartford Financial Services Group, Inc.	174,000	16,235,940
	Lincoln National Corp.	300,000	19,920,000
	MBIA, Inc. (b)	80,000	5,844,800
	Principal Financial Group, Inc.	168,000	9,861,600
	St. Paul Travelers Companies, Inc.	185,000	9,932,650
	UnumProvident Corp. (b)	600,000	12,468,000

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Willis Group Holdings Ltd.	246,000	9,768,660
Insurance Total			98,379,320
Real Estate Investment Trusts (REITs) – 1.1%
	Archstone-Smith Trust	45,000	2,619,450
	Kimco Realty Corp.	75,000	3,371,250
	New Plan Excel Realty Trust (b)	190,000	5,221,200
Real Estate Investment Trusts (REITs) Total			11,211,900
Thrifts & Mortgage Finance – 1.4%
	Freddie Mac	220,000	14,938,000
Thrifts & Mortgage Finance Total			14,938,000
FINANCIALS TOTAL			234,257,360
HEALTH CARE – 9.7%
Pharmaceuticals – 9.7%
	Abbott Laboratories	320,000	15,587,200
	AstraZeneca PLC, ADR	195,000	10,442,250
	GlaxoSmithKline PLC, ADR	245,000	12,926,200
	Johnson & Johnson	80,000	5,281,600
	Merck & Co., Inc.	250,000	10,900,000
	Novartis AG, ADR	225,000	12,924,000
	Pfizer, Inc.	1,280,000	33,152,000
Pharmaceuticals Total			101,213,250
HEALTH CARE TOTAL			101,213,250
INDUSTRIALS – 8.0%
Aerospace & Defense – 2.5%
	Boeing Co.	105,000	9,328,200
	Raytheon Co.	95,000	5,016,000
	United Technologies Corp.	180,000	11,253,600
Aerospace & Defense Total			25,597,800
Commercial Services & Supplies – 0.9%
	Waste Management, Inc.	265,000	9,744,050
Commercial Services & Supplies Total			9,744,050
Industrial Conglomerates – 3.7%
	General Electric Co.	1,020,000	37,954,200
Industrial Conglomerates Total			37,954,200

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.9%
	Deere & Co.	100,000	9,507,000
Machinery Total			9,507,000
INDUSTRIALS TOTAL			82,803,050
INFORMATION TECHNOLOGY – 6.2%
Communications Equipment – 0.7%
	Nokia Oyj, ADR	340,000	6,908,800
Communications Equipment Total			6,908,800
Computers & Peripherals – 2.9%
	Diebold, Inc.	55,000	2,563,000
	Hewlett-Packard Co.	326,000	13,427,940
	International Business Machines Corp.	150,000	14,572,500
Computers & Peripherals Total			30,563,440
IT Services – 0.9%
	Automatic Data Processing, Inc.	185,000	9,111,250
IT Services Total			9,111,250
Semiconductors & Semiconductor Equipment – 1.7%
	Intel Corp.	445,000	9,011,250
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	830,000	9,071,900
Semiconductors & Semiconductor Equipment Total			18,083,150
INFORMATION TECHNOLOGY TOTAL			64,666,640
MATERIALS – 2.7%
Chemicals – 2.0%
	Dow Chemical Co.	180,000	7,189,200
	E.I. du Pont de Nemours & Co.	220,000	10,716,200
	Lyondell Chemical Co.	110,000	2,812,700
Chemicals Total			20,718,100
Construction Materials – 0.3%
	Eagle Materials, Inc. (b)	70,000	3,026,100
Construction Materials Total			3,026,100
Paper & Forest Products – 0.4%
	Weyerhaeuser Co.	62,000	4,380,300
Paper & Forest Products Total			4,380,300
MATERIALS TOTAL			28,124,500
TELECOMMUNICATION SERVICES – 9.3%
Diversified Telecommunication Services – 8.2%
	AT&T, Inc. (b)	610,000	21,807,500
	BellSouth Corp.	640,000	30,150,400

4

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Verizon Communications, Inc.	779,300	29,021,132
	Windstream Corp.	288,800	4,106,736
Diversified Telecommunication Services Total			85,085,768
Wireless Telecommunication Services – 1.1%
	ALLTEL Corp.	40,000	2,419,200
	Sprint Nextel Corp.	500,000	9,445,000
Wireless Telecommunication Services Total			11,864,200
TELECOMMUNICATION SERVICES TOTAL			96,949,968
UTILITIES – 8.0%
Electric Utilities – 5.1%
	American Electric Power Co., Inc.	100,000	4,258,000
	Duquesne Light Holdings, Inc. (b)	600,000	11,910,000
	Edison International	110,000	5,002,800
	Entergy Corp.	60,000	5,539,200
	Exelon Corp.	80,000	4,951,200
	FirstEnergy Corp.	80,000	4,824,000
	FPL Group, Inc.	90,000	4,897,800
	PPL Corp.	180,000	6,451,200
	Southern Co. (b)	140,000	5,160,400
Electric Utilities Total			52,994,600
Multi-Utilities – 2.9%
	Dominion Resources, Inc. (b)	80,000	6,707,200
	KeySpan Corp.	320,000	13,177,600
	PG&E Corp.	120,000	5,679,600
	Public Service Enterprise Group, Inc.	70,000	4,646,600
Multi-Utilities Total			30,211,000
UTILITIES TOTAL			83,205,600

	Total Common Stocks (cost of $808,724,795)		981,304,225
Convertible Preferred Stocks – 3.7%
BASIC MATERIALS – 0.5%
Chemicals – 0.5%
	Huntsman Corp., 5.000% (b)	125,000	5,205,000
Chemicals Total			5,205,000
BASIC MATERIALS TOTAL			5,205,000
FINANCIALS – 2.8%
Capital Markets – 0.3%
	Merrill Lynch & Co., Inc. 6.750% (b)	80,000	3,590,000
Capital Markets Total			3,590,000

5

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Insurance – 2.5%
	XL Capital Ltd., 6.500% (b)	380,000	9,002,200
	Genworth Financial, Inc., 6.000%	150,000	5,500,500
	Metlife, Inc., 6.375%	320,000	9,800,000
	Platinum Underwriters Holdings Ltd., 6.000% (a)(b)	50,000	1,518,750
Insurance Total			25,821,450
FINANCIALS TOTAL			29,411,450
MATERIALS – 0.4%
Metals & Mining – 0.4%
	Freeport-McMoRan Copper & Gold, Inc., 5.500% (b)	3,100	4,042,788
Metals & Mining Total			4,042,788
MATERIALS TOTAL			4,042,788

	Total Convertible Preferred Stocks (cost of $35,892,875)		38,659,238
Securities Lending Collateral – 4.8%
	State Street Navigator Securities Lending Prime Portfolio (c)	49,643,998	49,643,998

	Total Securities Lending Collateral (cost of $49,643,998)		49,643,998

		Par ($)
Short-Term Obligation – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/29/06, due 01/02/07 at 4.76%, collateralized by a FHLMC bond maturing on 02/15/25, market value of $21,053,250 (repurchase proceeds $20,644,913)	20,634,000	20,634,000

	Total Short-Term Obligation (cost of $20,634,000)		20,634,000

6

Total Investments – 104.8% (cost of $914,895,668)(d)(e)	1,090,241,461

Other Assets & Liabilities, Net – (4.8)%	(49,601,201)

Net Assets – 100.0%	1,040,640,260

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $48,275,489.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $914,895,668.

(e)	Unrealized appreciation and depreciation at December 31,2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$181,193,378	$(5,847,585)	$175,345,793

Acronym	Name

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
MBIA	MBIA Insurance Corp.

7

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 14.4%
Automobiles – 1.1%
	Harley-Davidson, Inc. (a)	285,000	20,083,950
Automobiles Total			20,083,950
Diversified Consumer Services – 0.6%
	Sotheby’s (a)	360,127	11,171,140
Diversified Consumer Services Total			11,171,140
Hotels, Restaurants & Leisure – 1.5%
	Las Vegas Sands Corp. (b)	135,530	12,127,224
	Starwood Hotels & Resorts Worldwide, Inc.	242,427	15,151,688
Hotels, Restaurants & Leisure Total			27,278,912
Media – 4.9%
	Comcast Corp., Class A (b)	794,721	33,640,540
	Lamar Advertising Co., Class A (a)(b)	182,271	11,918,700
	News Corp., Class A	1,162,610	24,972,863
	Viacom, Inc., Class B (b)	484,965	19,898,114
Media Total			90,430,217
Multiline Retail – 2.1%
	Kohl’s Corp. (b)	173,156	11,849,065
	Target Corp.	456,866	26,064,205
Multiline Retail Total			37,913,270
Specialty Retail – 3.6%
	CarMax, Inc. (b)	149,600	8,023,048
	GameStop Corp., Class A (b)	321,254	17,704,308
	Home Depot, Inc.	486,900	19,553,904
	Lowe’s Companies, Inc.	387,800	12,079,970
	Office Depot, Inc. (b)	232,069	8,858,074
Specialty Retail Total			66,219,304
Textiles, Apparel & Luxury Goods – 0.6%
	Polo Ralph Lauren Corp.	146,800	11,400,488
Textiles, Apparel & Luxury Goods Total			11,400,488
CONSUMER DISCRETIONARY TOTAL			264,497,281
CONSUMER STAPLES – 8.1%
Beverages – 2.6%
	Coca-Cola Co.	312,570	15,081,502
	PepsiCo, Inc.	524,800	32,826,240
Beverages Total			47,907,742

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 1.0%
	Kroger Co.	779,900	17,992,293
Food & Staples Retailing Total			17,992,293
Household Products – 2.4%
	Energizer Holdings, Inc. (b)	184,408	13,091,124
	Procter & Gamble Co.	491,329	31,577,715
Household Products Total			44,668,839
Tobacco – 2.1%
	Altria Group, Inc.	437,999	37,589,074
Tobacco Total			37,589,074
CONSUMER STAPLES TOTAL			148,157,948
ENERGY – 5.1%
Energy Equipment & Services – 2.3%
	Halliburton Co.	462,179	14,350,658
	Transocean, Inc. (b)	330,100	26,701,789
Energy Equipment & Services Total			41,052,447
Oil, Gas & Consumable Fuels – 2.8%
	Devon Energy Corp.	237,775	15,949,947
	Occidental Petroleum Corp.	219,683	10,727,121
	XTO Energy, Inc.	531,138	24,990,043
Oil, Gas & Consumable Fuels Total			51,667,111
ENERGY TOTAL			92,719,558
FINANCIALS – 7.5%
Capital Markets – 4.7%
	Bank of New York Co., Inc.	655,550	25,809,004
	Franklin Resources, Inc.	122,134	13,455,503
	Goldman Sachs Group, Inc.	64,867	12,931,236
	Mellon Financial Corp.	356,437	15,023,820
	Merrill Lynch & Co., Inc.	199,754	18,597,097
Capital Markets Total			85,816,660
Diversified Financial Services – 0.5%
	Nasdaq Stock Market, Inc. (a)(b)	325,972	10,036,678
Diversified Financial Services Total			10,036,678
Insurance – 2.3%
	Ambac Financial Group, Inc.	159,441	14,201,410

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	American International Group, Inc.	382,130	27,383,435
Insurance Total			41,584,845
FINANCIALS TOTAL			137,438,183
HEALTH CARE – 17.1%
Biotechnology – 3.2%
	Biogen Idec, Inc. (b)	333,900	16,424,541
	Genentech, Inc. (b)	208,000	16,875,040
	Genzyme Corp. (b)	197,718	12,175,475
	Isis Pharmaceuticals, Inc. (a)(b)	378,800	4,212,256
	Vertex Pharmaceuticals, Inc. (b)	242,532	9,075,547
Biotechnology Total			58,762,859
Health Care Equipment & Supplies – 2.2%
	Cytyc Corp. (b)	328,100	9,285,230
	Varian Medical Systems, Inc. (b)	376,500	17,910,105
	Zimmer Holdings, Inc. (b)	180,000	14,108,400
Health Care Equipment & Supplies Total			41,303,735
Health Care Providers & Services – 3.4%
	Aetna, Inc.	519,100	22,414,738
	Caremark Rx, Inc.	271,400	15,499,654
	Humana, Inc. (b)	166,797	9,225,542
	McKesson Corp.	282,000	14,297,400
Health Care Providers & Services Total			61,437,334
Life Sciences Tools & Services – 2.1%
	Thermo Fisher Scientific, Inc. (b)	840,578	38,069,778
Life Sciences Tools & Services Total			38,069,778
Pharmaceuticals – 6.2%
	Johnson & Johnson	793,853	52,410,175
	Merck & Co., Inc.	206,100	8,985,960
	Mylan Laboratories, Inc. (a)	898,300	17,930,068
	Novartis AG, ADR	343,526	19,732,133
	Wyeth	271,900	13,845,148
Pharmaceuticals Total			112,903,484
HEALTH CARE TOTAL			312,477,190
INDUSTRIALS – 13.6%
Aerospace & Defense – 4.5%
	Boeing Co.	310,011	27,541,378
	L-3 Communications Holdings, Inc.	210,922	17,249,201
	Lockheed Martin Corp.	209,600	19,297,872
	Precision Castparts Corp.	241,936	18,938,750
Aerospace & Defense Total			83,027,201

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Airlines – 0.8%
	Continental Airlines, Inc., Class B (a)(b)	357,900	14,763,375
Airlines Total			14,763,375
Commercial Services & Supplies – 2.5%
	Dun & Bradstreet Corp. (b)	146,646	12,140,823
	Equifax, Inc.	359,600	14,599,760
	Waste Management, Inc.	497,860	18,306,312
Commercial Services & Supplies Total			45,046,895
Construction & Engineering – 1.1%
	Foster Wheeler Ltd. (b)	354,202	19,530,698
Construction & Engineering Total			19,530,698
Electrical Equipment – 1.0%
	Emerson Electric Co.	431,766	19,036,563
Electrical Equipment Total			19,036,563
Industrial Conglomerates – 3.7%
	General Electric Co.	1,450,097	53,958,109
	Textron, Inc.	149,400	14,009,238
Industrial Conglomerates Total			67,967,347
INDUSTRIALS TOTAL			249,372,079
INFORMATION TECHNOLOGY – 27.0%
Communications Equipment – 5.5%
	Cisco Systems, Inc. (b)	1,919,323	52,455,098
	CommScope, Inc. (a)(b)	377,839	11,516,533
	F5 Networks, Inc. (b)	126,600	9,394,986
	QUALCOMM, Inc.	366,400	13,846,256
	Research In Motion Ltd. (b)	104,126	13,305,220
Communications Equipment Total			100,518,093
Computers & Peripherals – 6.1%
	Apple Computer, Inc. (b)	297,217	25,215,890
	Dell, Inc. (b)	744,900	18,689,541
	EMC Corp.	1,448,700	19,122,840
	Hewlett-Packard Co.	481,349	19,826,765
	International Business Machines Corp.	146,722	14,254,042
	QLogic Corp. (b)	659,606	14,458,564
Computers & Peripherals Total			111,567,642
Electronic Equipment & Instruments – 1.0%
	Amphenol Corp., Class A	139,500	8,660,160
	Trimble Navigation Ltd. (b)	185,796	9,425,431
Electronic Equipment & Instruments Total			18,085,591

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 4.9%
Akamai Technologies, Inc. (a)(b)	287,860	15,291,123
Baidu.com, Inc., ADR (b)	29,100	3,280,152
eBay, Inc. (b)	542,512	16,313,336
Google, Inc., Class A (b)	100,566	46,308,632
VeriSign, Inc. (b)	366,000	8,802,300
Internet Software & Services Total		89,995,543
IT Services – 2.0%
Accenture Ltd., Class A	308,800	11,403,984
Cognizant Technology Solutions Corp., Class A (b)	204,118	15,749,745
First Data Corp.	360,367	9,196,566
IT Services Total		36,350,295
Semiconductors & Semiconductor Equipment – 2.9%
ASML Holding N.V., N.Y. Registered Shares (a)(b)	475,100	11,701,713
Intel Corp.	1,310,844	26,544,591
Marvell Technology Group Ltd. (b)	811,500	15,572,685
Semiconductors & Semiconductor Equipment Total		53,818,989
Software – 4.6%
Adobe Systems, Inc. (b)	354,658	14,583,537
Microsoft Corp.	1,786,898	53,356,774
Oracle Corp. (b)	510,836	8,755,729
THQ, Inc. (a)(b)	241,200	7,843,824
Software Total		84,539,864
INFORMATION TECHNOLOGY TOTAL		494,876,017
MATERIALS – 2.3%
Chemicals – 2.3%
Air Products & Chemicals, Inc.	133,410	9,376,055
E.I. du Pont de Nemours & Co.	333,500	16,244,785
Monsanto Co.	308,847	16,223,733
Chemicals Total		41,844,573
MATERIALS TOTAL		41,844,573
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 1.3%
Level 3 Communications, Inc. (a)(b)	1,016,398	5,691,829
Time Warner Telecom, Inc., Class A (a)(b)	895,401	17,845,342
Diversified Telecommunication Services Total		23,537,171
Wireless Telecommunication Services – 1.8%
American Tower Corp., Class A (b)	484,156	18,049,335

5

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
NII Holdings, Inc. (b)	228,200	14,705,208
Wireless Telecommunication Services Total		32,754,543
TELECOMMUNICATION SERVICES TOTAL		56,291,714

Total Common Stocks (cost of $1,548,767,085)		1,797,674,543
Securities Lending Collateral – 4.3%
State Street Navigator Securities Lending Prime Portfolio (c)	79,284,635	79,284,635

Total Securities Lending Collateral (cost of $79,284,635)		79,284,635

		Par ($)
Short-Term Obligation – 2.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by U.S. Treasury Bond maturing 02/15/23, market value of $41,932,081 (repurchase proceeds $41,127,741)	41,106,000	41,106,000

	Total Short-Term Obligation (cost of $41,106,000)		41,106,000

	Total Investments(b) – 104.8% (cost of $1,669,157,720)(d)(e)		1,918,065,178

	Other Assets & Liabilities, Net – (4.8)%		(87,823,590)

	Net Assets – 100.0%		1,830,241,588

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $76,875,993.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

6

(d)	Cost for federal income tax purposes is $1,669,157,720.

(e)	Unrealized appreciation and depreciation at December 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$259,267,096	$(10,359,638)	$248,907,458

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Liberty Fund

		Shares	Value ($)*
Common Stocks – 61.5%
CONSUMER DISCRETIONARY – 8.1%
Automobiles – 0.5%
	DaimlerChrysler AG, Registered Shares	13,943	860,959
	Harley-Davidson, Inc. (a)	24,300	1,712,421
	Suzuki Motor Corp.	24,600	695,492
Automobiles Total			3,268,872
Diversified Consumer Services – 0.2%
	Sotheby’s (a)	30,916	959,014
Diversified Consumer Services Total			959,014
Hotels, Restaurants & Leisure – 1.1%
	China Travel International	2,160,000	713,246
	Las Vegas Sands Corp. (b)	11,592	1,037,252
	McDonald’s Corp.	48,206	2,136,972
	Starwood Hotels & Resorts Worldwide, Inc.	40,300	2,518,750
Hotels, Restaurants & Leisure Total			6,406,220
Household Durables – 1.0%
	Centex Corp. (a)	14,300	804,661
	Japan General Estate Co., Ltd.	25,600	736,288
	Koninklijke Philips Electronics NV	28,663	1,080,522
	Lennar Corp., Class A	15,300	802,638
	Newell Rubbermaid, Inc.	54,700	1,583,565
	Sumitomo Forestry Co., Ltd.	94,000	1,020,580
Household Durables Total			6,028,254
Media – 2.3%
	Comcast Corp., Class A (b)	67,900	2,874,207
	EMI Group PLC	235,292	1,219,419
	Idearc, Inc. (b)	2,715	77,785
	Lamar Advertising Co., Class A (a)(b)	15,600	1,020,084
	News Corp., Class A	179,200	3,849,216
	Reed Elsevier PLC	133,400	1,463,632
	Time Warner, Inc.	79,200	1,724,976
	Viacom, Inc., Class B (b)	41,500	1,702,745
Media Total			13,932,064
Multiline Retail – 1.1%
	Federated Department Stores, Inc.	66,428	2,532,899
	Izumi Co. Ltd.	25,700	917,053
	Kohl’s Corp. (b)	14,800	1,012,764

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Target Corp.	39,100	2,230,655
Multiline Retail Total			6,693,371
Specialty Retail – 1.4%
	CarMax, Inc. (b)	12,800	686,464
	Esprit Holdings Ltd.	153,000	1,702,441
	GameStop Corp., Class A (b)	27,500	1,515,525
	Home Depot, Inc.	41,600	1,670,656
	Lowe’s Companies, Inc.	32,900	1,024,835
	Office Depot, Inc. (b)	19,850	757,675
	Staples, Inc.	14,800	395,160
	Yamada Denki Co., Ltd.	12,800	1,088,156
Specialty Retail Total			8,840,912
Textiles, Apparel & Luxury Goods – 0.5%
	Adidas AG	19,747	983,217
	Polo Ralph Lauren Corp. (a)	15,582	1,210,098
	Swatch Group AG	5,000	1,104,571
Textiles, Apparel & Luxury Goods Total			3,297,886
CONSUMER DISCRETIONARY TOTAL			49,426,593
CONSUMER STAPLES – 5.1%
Beverages – 1.7%
	Anheuser-Busch Companies, Inc.	13,000	639,600
	Coca-Cola Co.	26,700	1,288,275
	Coca-Cola Enterprises, Inc.	59,600	1,217,032
	Diageo PLC	59,571	1,169,151
	Diageo PLC, ADR	23,626	1,873,778
	PepsiCo, Inc.	44,900	2,808,495
	Pernod-Ricard SA	6,227	1,426,104
Beverages Total			10,422,435
Food & Staples Retailing – 0.4%
	Aeon Co., Ltd.	42,300	910,887
	Kroger Co.	66,700	1,538,769
Food & Staples Retailing Total			2,449,656
Food Products – 0.8%
	Cadbury Schweppes PLC, ADR	28,500	1,223,505
	Danisco A/S	20,413	1,737,652
	Kraft Foods, Inc., Class A (a)	32,100	1,145,970

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Tyson Foods, Inc., Class A	40,800	671,160
Food Products Total			4,778,287
Household Products – 0.9%
	Colgate-Palmolive Co.	24,000	1,565,760
	Energizer Holdings, Inc. (b)	15,800	1,121,642
	Procter & Gamble Co.	41,900	2,692,913
Household Products Total			5,380,315
Personal Products – 0.1%
	Avon Products, Inc.	25,500	842,520
Personal Products Total			842,520
Tobacco – 1.2%
	Altria Group, Inc.	65,654	5,634,426
	Loews Corp. - Carolina Group	24,100	1,559,752
Tobacco Total			7,194,178
CONSUMER STAPLES TOTAL			31,067,391
ENERGY – 5.7%
Energy Equipment & Services – 1.5%
	ENSCO International, Inc.	11,300	565,678
	Halliburton Co.	84,074	2,610,498
	National-Oilwell Varco, Inc. (b)	15,900	972,762
	Rowan Companies, Inc.	28,600	949,520
	Schlumberger Ltd.	24,260	1,532,261
	Transocean, Inc. (b)	28,300	2,289,187
Energy Equipment & Services Total			8,919,906
Oil, Gas & Consumable Fuels – 4.2%
	China Petroleum & Chemical Corp., Class H	916,000	848,391
	ConocoPhillips	34,227	2,462,633
	Devon Energy Corp.	20,300	1,361,724
	EnCana Corp.	13,400	615,730
	Exxon Mobil Corp.	56,402	4,322,085
	Hess Corp.	35,900	1,779,563
	Marathon Oil Corp.	6,381	590,242
	Newfield Exploration Co. (b)	18,100	831,695
	Norsk Hydro ASA	33,720	1,035,959
	Occidental Petroleum Corp.	59,100	2,885,853
	Peabody Energy Corp.	33,700	1,361,817
	Statoil ASA	28,521	751,925
	Total SA	24,653	1,777,710
	Total SA, ADR	21,100	1,517,512
	Williams Companies, Inc.	54,200	1,415,704

3

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	XTO Energy, Inc.	45,540	2,142,657
Oil, Gas & Consumable Fuels Total			25,701,200
ENERGY TOTAL			34,621,106
FINANCIALS – 13.4%
Capital Markets – 3.4%
	Bank of New York Co., Inc.	130,744	5,147,391
	Deutsche Bank AG, Registered Shares	12,300	1,638,852
	Franklin Resources, Inc.	10,400	1,145,768
	Goldman Sachs Group, Inc.	5,400	1,076,490
	JAFCO Co., Ltd.	12,300	608,698
	Mediobanca SpA	42,198	993,477
	Mellon Financial Corp.	30,400	1,281,360
	Merrill Lynch & Co., Inc.	63,342	5,897,140
	Nomura Holdings, Inc.	46,600	881,706
	Nuveen Investments, Inc., Class A (a)	16,700	866,396
	UBS AG, Registered Shares	16,993	1,028,842
Capital Markets Total			20,566,120
Commercial Banks – 4.5%
	Banco Santander Central Hispano SA	46,609	867,153
	Barclays PLC, ADR (a)	27,600	1,604,664
	Cassa di Risparmio di Firenze SpA	208,523	701,989
	Depfa Bank PLC	79,532	1,426,515
	Deutsche Postbank AG	12,786	1,076,947
	HBOS PLC	44,100	975,613
	Marshall & Ilsley Corp.	38,281	1,841,699
	Mitsubishi UFJ Financial Group, Inc.	164	2,040,596
	National Bank of Greece SA	35,582	1,634,274
	PNC Financial Services Group, Inc.	38,329	2,837,879
	SunTrust Banks, Inc.	19,800	1,672,110
	U.S. Bancorp	104,813	3,793,182
	UniCredito Italiano S.p.A.	131,872	1,152,683
	UnionBanCal Corp.	6,300	385,875
	Wachovia Corp.	31,969	1,820,635
	Wells Fargo & Co.	105,896	3,765,662
Commercial Banks Total			27,597,476
Diversified Financial Services – 2.2%
	CIT Group, Inc.	21,400	1,193,478
	Citigroup, Inc.	104,039	5,794,972
	JPMorgan Chase & Co.	117,628	5,681,433

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Nasdaq Stock Market, Inc. (b)	27,900	859,041
Diversified Financial Services Total		13,528,924
Insurance – 2.5%
Ambac Financial Group, Inc.	39,797	3,544,719
American International Group, Inc.	73,497	5,266,795
AXA SA	18,167	732,531
Genworth Financial, Inc., Class A	47,100	1,611,291
Hartford Financial Services Group, Inc.	20,810	1,941,781
Prudential Financial, Inc.	8,900	764,154
Prudential PLC	103,456	1,413,124
Insurance Total		15,274,395
Real Estate Investment Trusts (REITs) – 0.6%
Archstone-Smith Trust	13,260	771,865
General Growth Properties, Inc.	22,400	1,169,952
Kimco Realty Corp.	22,408	1,007,239
ProLogis	12,500	759,625
Real Estate Investment Trusts (REITs) Total		3,708,681
Real Estate Management & Development – 0.1%
NTT Urban Development Corp.	250	483,471
Real Estate Management & Development Total		483,471
Thrifts & Mortgage Finance – 0.1%
Washington Mutual, Inc.	17,200	782,428
Thrifts & Mortgage Finance Total		782,428
FINANCIALS TOTAL		81,941,495
HEALTH CARE – 7.3%
Biotechnology – 0.8%
Biogen Idec, Inc. (b)	28,600	1,406,834
Genentech, Inc. (b)	17,700	1,436,001
Genzyme Corp. (b)	16,800	1,034,544
Isis Pharmaceuticals, Inc. (a)(b)	32,400	360,288
Vertex Pharmaceuticals, Inc. (a)(b)	21,100	789,562
Biotechnology Total		5,027,229
Health Care Equipment & Supplies – 0.6%
Cytyc Corp. (b)	27,700	783,910
Varian Medical Systems, Inc. (b)	32,200	1,531,754
Zimmer Holdings, Inc. (b)	15,400	1,207,052
Health Care Equipment & Supplies Total		3,522,716
Health Care Providers & Services – 1.3%
Aetna, Inc.	69,690	3,009,214
Caremark Rx, Inc.	23,200	1,324,952

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	CIGNA Corp.	7,699	1,012,958
	Humana, Inc. (b)	14,200	785,402
	McKesson Corp.	24,100	1,221,870
	Rhoen-Klinikum AG	13,875	672,740
Health Care Providers & Services Total			8,027,136
Life Sciences Tools & Services – 0.8%
	Qiagen N.V. (b)	46,800	717,716
	Thermo Fisher Scientific, Inc. (b)	96,980	4,392,224
Life Sciences Tools & Services Total			5,109,940
Pharmaceuticals – 3.8%
	AstraZeneca PLC, ADR	18,800	1,006,740
	GlaxoSmithKline PLC	31,779	837,599
	GlaxoSmithKline PLC, ADR	13,282	700,758
	Johnson & Johnson	67,800	4,476,156
	Merck & Co., Inc.	17,600	767,360
	Mylan Laboratories, Inc.	77,000	1,536,920
	Novartis AG, ADR	56,156	3,225,601
	Novartis AG, Registered Shares	23,819	1,368,807
	Novo-Nordisk A/S, Class B	14,620	1,217,188
	Pfizer, Inc.	164,147	4,251,407
	Sanofi-Aventis	14,343	1,320,752
	Takeda Pharmaceutical Co., Ltd.	14,700	1,010,087
	Wyeth	23,300	1,186,436
Pharmaceuticals Total			22,905,811
HEALTH CARE TOTAL			44,592,832
INDUSTRIALS – 7.5%
Aerospace & Defense – 2.4%
	Boeing Co.	52,300	4,646,332
	General Dynamics Corp.	10,654	792,125
	L-3 Communications Holdings, Inc.	41,450	3,389,781
	Lockheed Martin Corp.	17,900	1,648,053
	Precision Castparts Corp.	21,400	1,675,192
	United Technologies Corp.	37,716	2,358,004
Aerospace & Defense Total			14,509,487
Airlines – 0.2%
	Continental Airlines, Inc., Class B(a)(b)	30,600	1,262,250
Airlines Total			1,262,250
Commercial Services & Supplies – 0.6%
	Dun & Bradstreet Corp. (b)	12,500	1,034,875

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Equifax, Inc.	31,800	1,291,080
	Waste Management, Inc.	42,600	1,566,402
Commercial Services & Supplies Total			3,892,357
Construction & Engineering – 0.3%
	Foster Wheeler Ltd. (b)	30,300	1,670,742
Construction & Engineering Total			1,670,742
Electrical Equipment – 1.4%
	ABB Ltd., ADR (b)	108,984	1,959,532
	Dongfang Electrical Machinery Co., Ltd., Class H	566,000	1,712,925
	Emerson Electric Co.	36,900	1,626,921
	Schneider Electric SA	10,000	1,106,042
	Vestas Wind Systems A/S (b)	46,768	1,962,511
Electrical Equipment Total			8,367,931
Industrial Conglomerates – 1.9%
	General Electric Co.	239,240	8,902,121
	Siemens AG, Registered Shares	16,149	1,600,838
	Textron, Inc.	12,800	1,200,256
Industrial Conglomerates Total			11,703,215
Machinery – 0.3%
	Mitsubishi Heavy Industries, Ltd.	200,000	910,540
	Sandvik AB	75,981	1,097,965
Machinery Total			2,008,505
Road & Rail – 0.2%
	East Japan Railway Co.	136	907,022
Road & Rail Total			907,022
Trading Companies & Distributors – 0.2%
	Mitsubishi Corp.	68,700	1,289,393
Trading Companies & Distributors Total			1,289,393
INDUSTRIALS TOTAL			45,610,902
INFORMATION TECHNOLOGY – 8.9%
Communications Equipment – 1.8%
	Cisco Systems, Inc. (b)	163,435	4,466,678
	CommScope, Inc. (b)	32,200	981,456
	F5 Networks, Inc. (b)	11,200	831,152
	Nokia Oyj	53,606	1,090,224
	QUALCOMM, Inc.	31,500	1,190,385
	Research In Motion Ltd. (b)	8,800	1,124,464

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Telefonaktiebolaget LM Ericsson, Class B	341,174	1,374,840
Communications Equipment Total		11,059,199
Computers & Peripherals – 1.9%
Apple Computer, Inc. (b)	25,400	2,154,936
Dell, Inc. (b)	63,900	1,603,251
EMC Corp.	123,900	1,635,480
Hewlett-Packard Co.	98,800	4,069,572
International Business Machines Corp.	12,500	1,214,375
QLogic Corp. (b)	56,300	1,234,096
Computers & Peripherals Total		11,911,710
Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc. (b)	49,600	1,728,560
Amphenol Corp., Class A	11,900	738,752
AU Optronics Corp., ADR	41,607	574,592
Hoya Corp.	17,600	687,134
Keyence Corp.	3,400	840,171
Trimble Navigation Ltd. (a)(b)	15,800	801,534
Electronic Equipment & Instruments Total		5,370,743
Internet Software & Services – 1.3%
Akamai Technologies, Inc.(a)(b)	24,600	1,306,752
Baidu.com, Inc., ADR (b)	2,500	281,800
eBay, Inc. (b)	46,400	1,395,248
Google, Inc., Class A (b)	8,616	3,967,496
VeriSign, Inc. (b)	31,300	752,765
Internet Software & Services Total		7,704,061
IT Services – 0.5%
Accenture Ltd., Class A	26,400	974,952
Cognizant Technology Solutions Corp., Class A (b)	17,300	1,334,868
First Data Corp.	30,800	786,016
IT Services Total		3,095,836
Semiconductors & Semiconductor Equipment – 1.2%
ASML Holding N.V., N.Y. Registered Shares (a)(b)	40,300	992,589
Fairchild Semiconductor International, Inc. (b)	69,300	1,164,933
Intel Corp.	112,500	2,278,125
Marvell Technology Group Ltd. (b)	68,800	1,320,272

8

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Samsung Electronics Co., Ltd., GDR, Registered Shares (c)	2,736	895,912
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	72,081	787,845
	Verigy Ltd. (b)	6,660	118,215
Semiconductors & Semiconductor Equipment Total			7,557,891
Software – 1.3%
	Adobe Systems, Inc. (b)	30,300	1,245,936
	Microsoft Corp.	152,475	4,552,904
	Oracle Corp. (b)	43,700	749,018
	SAP AG	11,244	597,173
	THQ, Inc. (b)	20,600	669,912
Software Total			7,814,943
INFORMATION TECHNOLOGY TOTAL			54,514,383
MATERIALS – 2.5%
Chemicals – 1.3%
	Air Products & Chemicals, Inc.	11,400	801,192
	E.I. du Pont de Nemours & Co.	28,600	1,393,106
	Linde AG	17,111	1,763,794
	Monsanto Co.	26,364	1,384,901
	Rohm and Haas Co.	9,300	475,416
	Shin-Etsu Chemical Co., Ltd.	11,200	745,637
	Tokuyama Corp.	76,000	1,149,948
Chemicals Total			7,713,994
Construction Materials – 0.4%
	Holcim Ltd., Registered Shares	22,595	2,064,993
	Vulcan Materials Co.	6,900	620,103
Construction Materials Total			2,685,096
Containers & Packaging – 0.2%
	Crown Holdings, Inc. (b)	49,500	1,035,540
Containers & Packaging Total			1,035,540
Metals & Mining – 0.3%
	Allegheny Technologies, Inc.	4,500	408,060
	Freeport-McMoRan Copper & Gold, Inc., Class B	12,800	713,344

9

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Phelps Dodge Corp.	6,400	766,208
Metals & Mining Total			1,887,612
Paper & Forest Products – 0.3%
	Weyerhaeuser Co.	30,200	2,133,630
Paper & Forest Products Total			2,133,630
MATERIALS TOTAL			15,455,872
TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.0%
	AT&T, Inc.	64,015	2,288,536
	Level 3 Communications, Inc. (a)(b)	86,539	484,618
	Time Warner Telecom, Inc., Class A (a)(b)	76,526	1,525,163
	Verizon Communications, Inc.	54,302	2,022,207
Diversified Telecommunication Services Total			6,320,524
Wireless Telecommunication Services – 0.5%
	American Tower Corp., Class A (b)	41,300	1,539,664
	NII Holdings, Inc. (a)(b)	19,500	1,256,580
Wireless Telecommunication Services Total			2,796,244
TELECOMMUNICATION SERVICES TOTAL			9,116,768
UTILITIES – 1.5%
Electric Utilities – 1.0%
	Edison International	51,300	2,333,124
	Entergy Corp.	21,678	2,001,313
	PPL Corp.	46,500	1,666,560
Electric Utilities Total			6,000,997
Multi-Utilities – 0.5%
	PG&E Corp.	26,448	1,251,784
	Public Service Enterprise Group, Inc.	30,400	2,017,952
Multi-Utilities Total			3,269,736
UTILITIES TOTAL			9,270,733
	Total Common Stocks (cost of $303,946,314)		375,618,075

		Par ($)
Mortgage-Backed Securities – 11.7%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/20	7,158,339	7,033,210
	5.000% 11/01/20	3,674,146	3,609,921
	5.500% 12/01/20	2,318,111	2,316,227
	5.500% 01/01/21	1,832,202	1,830,713

10

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 07/01/21	8,230,232	8,223,888
	6.000% 02/01/09	422,951	425,047
	6.500% 07/01/14	46,866	47,987
	6.500% 12/01/14	53,543	54,825
	6.500% 06/01/29	49,264	50,513
	6.500% 01/01/30	88,016	90,245
	7.000% 11/01/29	47,006	48,442
	7.000% 01/01/30	25,243	26,014
	8.000% 07/01/20	35,536	36,920
Federal National Mortgage Association
	5.000% 01/01/18	1,379,893	1,360,838
	5.000% 06/01/18	8,604,290	8,477,676
	5.000% 11/01/18	1,118,530	1,102,071
	5.500% 10/01/35	7,279,581	7,196,436
	5.500% 11/01/35	3,824,452	3,780,770
	5.500% 04/01/36	3,903,325	3,857,380
	5.500% 05/01/36	3,264,676	3,226,248
	5.500% 11/01/36	7,302,745	7,216,786
	6.000% 11/01/35	495,290	498,752
	6.000% 09/01/36	3,876,000	3,902,244
	6.500% 05/01/07	1,286	1,287
	6.500% 12/01/07	379	379
	6.500% 05/01/08	7,429	7,477
	6.500% 07/01/08	3,097	3,118
	6.500% 08/01/08	23,243	23,393
	6.500% 09/01/08	21,015	21,151
	6.500% 10/01/08	44,784	45,074
	6.500% 11/01/08	156,178	156,982
	6.500% 12/01/08	18,390	18,512
	6.500% 01/01/09	21,874	22,015
	6.500% 02/01/09	398,794	402,037
	6.500% 04/01/09	580,418	587,406
	6.500% 04/01/11	295,707	302,701
	6.500% 05/01/11	942,813	965,114
	6.500% 11/01/25	4	4
	6.500% 08/01/34	2,713,766	2,767,540
	6.500% 12/01/35	194,028	197,726
	7.000% 08/15/23	209,663	216,566
	7.000% 07/01/32	64,567	66,419
	7.000% 12/01/32	987,683	1,016,018
	Total Mortgage-Backed Securities (cost of $71,205,438)		71,234,072

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 9.1%
BASIC MATERIALS – 0.2%
Metals & Mining – 0.2%
Alcan, Inc.
	4.500% 05/15/13	855,000	804,848
Vale Overseas Ltd.
	6.250% 01/23/17	585,000	587,659
Metals & Mining Total			1,392,507
BASIC MATERIALS TOTAL			1,392,507
COMMUNICATIONS – 1.4%
Media – 0.8%
Jones Intercable, Inc.
	7.625% 04/15/08	1,125,000	1,155,033
Liberty Media Corp.
	0.750% 03/30/23	1,800,000	2,281,500
News America, Inc.
	6.550% 03/15/33	670,000	673,264
Time Warner, Inc.
	6.625% 05/15/29	850,000	860,839
Media Total			4,970,636
Telecommunication Services – 0.6%
AT&T Wireless Services, Inc.
	8.750% 03/01/31	475,000	617,293
Sprint Capital Corp.
	6.875% 11/15/28	600,000	600,605
Telefonica Emisones SAU
	5.984% 06/20/11	825,000	839,792
Verizon Global Funding Corp.
	7.750% 12/01/30	950,000	1,114,328
Vodafone Group PLC
	5.000% 12/16/13	600,000	579,896
Telecommunication Services Total			3,751,914
COMMUNICATIONS TOTAL			8,722,550
CONSUMER CYCLICAL – 0.6%
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	500,000	595,217
Auto Manufacturers Total			595,217

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	750,000	724,412
Home Builders Total			724,412
Lodging – 0.1%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	600,000	514,589
Lodging Total			514,589
Retail – 0.3%
Home Depot, Inc.
	5.400% 03/01/16	650,000	635,730
Wal-Mart Stores, Inc.
	4.000% 01/15/10	1,200,000	1,162,773
Retail Total			1,798,503
CONSUMER CYCLICAL TOTAL			3,632,721
CONSUMER NON-CYCLICAL – 1.0%
Beverages – 0.2%
Diageo Capital PLC
	3.375% 03/20/08	1,150,000	1,123,146
Beverages Total			1,123,146
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.
	4.750% 06/15/07	490,000	489,168
Cosmetics/Personal Care Total			489,168
Food – 0.1%
Kroger Co.
	6.200% 06/15/12	1,000,000	1,025,406
Food Total			1,025,406
Healthcare Services – 0.5%
Aetna, Inc.
	6.625% 06/15/36	800,000	855,491
UnitedHealth Group, Inc.
	3.375% 08/15/07	1,250,000	1,234,644
WellPoint, Inc.
	6.800% 08/01/12	750,000	795,506
Healthcare Services Total			2,885,641

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	725,000	687,452
Household Products/Wares Total			687,452
CONSUMER NON-CYCLICAL TOTAL			6,210,813
ENERGY – 0.6%
Oil & Gas – 0.4%
Anadarko Petroleum Corp.
	6.450% 09/15/36	315,000	318,306
Devon Financing Corp. ULC
	7.875% 09/30/31	600,000	721,876
Marathon Oil Corp.
	6.800% 03/15/32	825,000	913,548
Valero Energy Corp.
	6.875% 04/15/12	650,000	687,251
Oil & Gas Total			2,640,981
Pipelines – 0.2%
Energy Transfer Partners LP
	6.625% 10/15/36	475,000	489,092
Plains All American Pipeline LP
	6.650% 01/15/37(c)	605,000	614,244
Pipelines Total			1,103,336
ENERGY TOTAL			3,744,317
FINANCIALS – 3.9%
Banks – 1.1%
Capital One Bank
	4.875% 05/15/08	575,000	571,456
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)	1,850,000	2,084,312
SunTrust Preferred Capital I
	5.853% 12/15/11(d)	560,000	564,274
Wachovia Corp.
	4.875% 02/15/14	1,650,000	1,590,430
Wells Fargo & Co.
	5.125% 09/01/12	1,979,000	1,973,997
Banks Total			6,784,469
Diversified Financial Services – 2.0%
American Express Credit Corp.
	3.000% 05/16/08	1,100,000	1,067,623

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Citicorp
	8.040% 12/15/19(c)	1,360,000	1,599,375
Countrywide Home Loans, Inc.
	4.125% 09/15/09	780,000	757,525
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,050,000	1,038,577
General Electric Capital Corp.
	5.000% 01/08/16	1,980,000	1,935,018
Goldman Sachs Group, Inc.
	6.345% 02/15/34	1,000,000	1,012,249
JPMorgan Chase Capital XV
	5.875% 03/15/35	1,225,000	1,196,850
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	1,250,000	1,224,838
Morgan Stanley
	6.750% 04/15/11	900,000	951,275
SLM Corp.
	5.375% 05/15/14	1,500,000	1,488,094
Diversified Financial Services Total			12,271,424
Insurance – 0.5%
American International Group, Inc.
	2.875% 05/15/08	1,850,000	1,789,916
Genworth Financial, Inc.
	6.150% 11/15/66(d)	400,000	399,436
Metlife, Inc.
	6.400% 12/15/36	600,000	602,764
Insurance Total			2,792,116
Real Estate – 0.1%
EOP Operating LP
	7.000% 07/15/11	700,000	757,525
Real Estate Total			757,525
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	1,125,000	1,161,531
Real Estate Investment Trusts (REITs) Total			1,161,531
FINANCIALS TOTAL			23,767,065

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – 0.5%
Aerospace & Defense – 0.1%
Raytheon Co.
	8.300% 03/01/10	850,000	922,825
Aerospace & Defense Total			922,825
Environmental Control – 0.2%
Waste Management, Inc.
	7.375% 08/01/10	900,000	957,336
Environmental Control Total			957,336
Machinery – 0.2%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	500,000	492,706
John Deere Capital Corp.
	4.625% 04/15/09	825,000	812,358
Machinery Total			1,305,064
INDUSTRIALS TOTAL			3,185,225
TECHNOLOGY – 0.2%
Computers – 0.2%
International Business Machines Corp.
	6.220% 08/01/27	850,000	893,570
Computers Total			893,570
TECHNOLOGY TOTAL			893,570
UTILITIES – 0.7%
Electric – 0.6%
American Electric Power Co., Inc.
	5.250% 06/01/15	845,000	824,897
Commonwealth Edison Co.
	5.950% 08/15/16	800,000	808,806
Progress Energy, Inc.
	7.750% 03/01/31	675,000	811,325
Southern California Edison Co.
	5.000% 01/15/14	800,000	779,290
Virginia Electric & Power Co.
	5.375% 02/01/07	500,000	499,900
Electric Total			3,724,218

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	550,000	543,203
Gas Total			543,203
UTILITIES TOTAL			4,267,421
	Total Corporate Fixed-Income Bonds & Notes (cost of $55,893,108)		55,816,189
Government & Agency Obligations – 4.9%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	5.000% 07/17/09	1,300,000	1,296,251
United Mexican States
	7.500% 04/08/33	1,150,000	1,357,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,653,251
U.S. GOVERNMENT AGENCIES – 1.7%
Federal Home Loan Bank
	5.125% 10/19/16	4,160,000	4,194,399
Federal National Mortgage Association
	5.250% 08/01/12	5,805,000	5,833,224
U.S. GOVERNMENT AGENCIES TOTAL			10,027,623
U.S. GOVERNMENT OBLIGATIONS – 2.8%
U.S. Treasury Bonds
	6.250% 08/15/23	5,795,000	6,670,138
	7.250% 05/15/16	3,915,000	4,653,803
U.S. Treasury Inflation Indexed Bonds
	2.500% 07/15/16	3,497,970	3,524,478
U.S. Treasury Notes
	3.875% 02/15/13	2,500,000	2,392,675
U.S. GOVERNMENT OBLIGATIONS TOTAL			17,241,094
	Total Government & Agency Obligations (cost of $29,671,350)		29,921,968
Collateralized Mortgage Obligations – 4.4%
AGENCY – 2.4%
Federal Home Loan Mortgage Corp.
	5.000% 12/15/15	1,005,646	1,001,121
	4.500% 03/15/18	3,800,000	3,705,060
	6.000% 02/15/28	3,520,138	3,556,992
Federal National Mortgage Association
	5.000% 12/25/15	2,700,000	2,673,851

17

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	6.000% 04/25/32	3,800,000	3,841,576
AGENCY TOTAL			14,778,600
NON - AGENCY – 2.0%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	2,363,492	2,325,727
	5.250% 08/25/35	682,378	680,339
	5.500% 10/25/35	1,650,287	1,640,092
JPMorgan Mortgage Trust
	6.087% 10/25/36	3,934,023	3,940,001
Residential Asset Securitization Trust
	4.500% 08/25/34	2,440,044	2,384,136
Wamu Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	898,962	894,344
NON - AGENCY TOTAL			11,864,639
	Total Collateralized Mortgage Obligations (cost of $26,943,652)		26,643,239
Commercial Mortgage-Backed Securities – 2.4%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	1,995,189	2,038,873
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	5,000,000	5,194,138
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	4,000,000	4,174,347
Morgan Stanley Capital I
	5.370% 12/15/43	2,172,000	2,164,703
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	830,000	773,840
	Total Commercial Mortgage-Backed Securities (cost of $14,631,741)		14,345,901
Asset-Backed Securities – 0.6%
Consumer Funding LLC
	5.430% 04/20/15	1,820,000	1,843,249
Green Tree Financial Corp.
	6.870% 01/15/29	464,978	478,056

18

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Origen Manufactured Housing
	3.380% 08/15/17	1,071,441	1,059,350
Providian Gateway Master Trust
	3.350% 09/15/11(c)	500,000	493,668

	Total Asset-Backed Securities (cost of $3,953,069)		3,874,323
Securities Lending Collateral – 2.5%
	State Street Navigator Securities Lending Prime Portfolio (e)	15,176,506	15,176,506

	Total Securities Lending Collateral (cost of $15,176,506)		15,176,506
Short-Term Obligations – 5.3%
U.S. GOVERNMENT OBLIGATION – 0.1%
U. S. Treasury Bill
	4.805% 03/15/07	800,000	790,283
REPURCHASE AGREEMENT – 5.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.76%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/25, market value of $32,145,422 (repurchase proceeds $31,511,657)	31,495,000	31,495,000

	Total Short-Term Obligation (cost of $32,285,283)		32,285,283

19

Total Investments – 102.4% (cost of $553,706,461)(f)(g)	624,915,556

Other Assets & Liabilities, Net – (2.4)%	(14,463,753)

Net Assets – 100.0%	610,451,803

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $14,698,862.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $5,687,511, which represents 0.9% of net assets.

(d)	The interest rate shown on floating or variable rate securities reflects the rate at December 31, 2006.

20

(e)	Investment made with cash collateral received from securities lending activity.
(f)	Cost for federal income tax purposes is $553,935,846.
(g)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$75,706,035	$(4,726,325)	$70,979,710

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SPA	Stand-by Purchase Agreement

21

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Small Cap Core Fund

		Shares	Value ($)*
Common Stocks – 91.8%
CONSUMER DISCRETIONARY – 14.3%
Auto Components – 0.7%
	Cooper Tire & Rubber Co.	209,120	2,990,416
	Dorman Products, Inc. (a)	430,921	4,666,875
	Hawk Corp., Class A (a)	113,223	1,355,279
Auto Components Total			9,012,570
Distributors – 0.3%
	Keystone Automotive Industries, Inc. (a)	109,200	3,711,708
Distributors Total			3,711,708
Diversified Consumer Services – 0.9%
	Nobel Learning Communities, Inc. (a)	229,800	2,605,932
	Regis Corp.	252,800	9,995,712
Diversified Consumer Services Total			12,601,644
Hotels, Restaurants & Leisure – 2.9%
	Buca, Inc. (a)	364,550	1,753,486
	CEC Entertainment, Inc. (a)	159,780	6,431,145
	Famous Dave’s of America, Inc. (a)	238,058	3,920,815
	Friendly Ice Cream Corp. (a)	108,900	1,334,025
	Gaylord Entertainment Co. (a)	62,800	3,198,404
	Morgans Hotel Group Co. (a)	256,800	4,347,624
	O’Charleys, Inc. (a)	472,018	10,044,543
	Ruby Tuesday, Inc.	185,050	5,077,772
	Steak n Shake Co. (a)	147,150	2,589,840
Hotels, Restaurants & Leisure Total			38,697,654
Household Durables – 0.3%
	Jarden Corp. (a)	132,825	4,620,982
Household Durables Total			4,620,982
Internet & Catalog Retail – 0.4%
	Valuevision Media, Inc., Class A (a)	398,350	5,234,319
	Varsity Group, Inc. (a)	313,300	554,541
Internet & Catalog Retail Total			5,788,860
Leisure Equipment & Products – 1.8%
	Callaway Golf Co.	356,700	5,140,047
	RC2 Corp. (a)	266,000	11,704,000
	Steinway Musical Instruments, Inc. (a)	230,600	7,160,130
Leisure Equipment & Products Total			24,004,177
Media – 1.7%
	Catalina Marketing Corp.	257,550	7,082,625
	Journal Register Co.	357,950	2,613,035

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Regent Communications, Inc. (a)	816,698	2,311,255
	Scholastic Corp. (a)	218,100	7,816,704
	Sinclair Broadcast Group, Inc., Class A	256,250	2,690,625
Media Total			22,514,244
Specialty Retail – 4.2%
	Buckle, Inc.	211,750	10,767,487
	HOT Topic, Inc. (a)	269,600	3,596,464
	Lithia Motors, Inc., Class A	345,600	9,939,456
	Monro Muffler, Inc.	215,046	7,548,115
	Payless Shoesource, Inc. (a)	205,600	6,747,792
	Rent-A-Center, Inc. (a)	308,650	9,108,261
	Stage Stores, Inc.	291,450	8,857,166
Specialty Retail Total			56,564,741
Textiles, Apparel & Luxury Goods – 1.1%
	Ashworth, Inc. (a)	290,100	2,106,126
	Phillips-Van Heusen Corp.	110,700	5,553,819
	Quiksilver, Inc. (a)	370,500	5,835,375
	Rocky Brands, Inc. (a)	130,150	2,098,018
Textiles, Apparel & Luxury Goods Total			15,593,338
CONSUMER DISCRETIONARY TOTAL			193,109,918
CONSUMER STAPLES – 2.0%
Food & Staples Retailing – 0.6%
	Casey’s General Stores, Inc.	239,620	5,643,051
	Topps Co., Inc.	266,268	2,369,785
Food & Staples Retailing Total			8,012,836
Food Products – 0.6%
	Corn Products International, Inc.	229,550	7,928,657
Food Products Total			7,928,657
Household Products – 0.8%
	Central Garden & Pet Co. (a)	163,700	7,926,354
	Spectrum Brands, Inc. (a)	237,950	2,593,655
Household Products Total			10,520,009
CONSUMER STAPLES TOTAL			26,461,502
ENERGY – 3.9%
Energy Equipment & Services – 2.3%
	Gulfmark Offshore, Inc. (a)	213,155	7,974,129
	Newpark Resources, Inc. (a)	650,910	4,693,061
	Oceaneering International, Inc. (a)	201,900	8,015,430

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Superior Well Services, Inc. (a)	127,950	3,270,402
	Tetra Technologies, Inc. (a)	256,700	6,566,386
Energy Equipment & Services Total			30,519,408
Oil, Gas & Consumable Fuels – 1.6%
	Foundation Coal Holdings, Inc.	27,950	887,692
	GeoMet, Inc. (a)	153,900	1,600,560
	Houston Exploration Co. (a)	138,650	7,179,297
	Kodiak Oil & Gas Corp. (a)	201,300	789,096
	Petroquest Energy, Inc. (a)	153,800	1,959,412
	Warren Resources, Inc. (a)	99,800	1,169,656
	Whiting Petroleum Corp. (a)	184,200	8,583,720
Oil, Gas & Consumable Fuels Total			22,169,433
ENERGY TOTAL			52,688,841
FINANCIALS – 10.0%
Capital Markets – 0.6%
	Waddell & Reed Financial, Inc., Class A	269,050	7,361,208
Capital Markets Total			7,361,208
Commercial Banks – 1.4%
	Oriental Financial Group	470,590	6,094,140
	Taylor Capital Group, Inc.	204,757	7,496,154
	UMB Financial Corp.	151,500	5,531,265
Commercial Banks Total			19,121,559
Consumer Finance – 0.3%
	QC Holdings, Inc.	284,902	4,547,036
Consumer Finance Total			4,547,036
Insurance – 3.4%
	Bristol West Holdings, Inc.	249,450	3,948,793
	Darwin Professional Underwriters, Inc. (a)	93,620	2,195,389
	First Mercury Financial Corp. (a)	45,187	1,062,798
	Hilb Rogal & Hobbs Co.	80,950	3,409,614
	Horace Mann Educators Corp.	211,350	4,269,270
	Hub International Ltd.	124,550	3,909,625
	Midland Co.	148,965	6,249,082
	National Interstate Corp.	48,612	1,181,272
	Navigators Group, Inc. (a)	135,950	6,550,071
	NYMAGIC, Inc.	92,250	3,376,350
	Ohio Casualty Corp.	233,900	6,972,559
	Phoenix Companies, Inc.	172,700	2,744,203
Insurance Total			45,869,026

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 2.8%
	Acadia Realty Trust	196,850	4,925,187
	Ashford Hospitality Trust, Inc.	370,567	4,613,559
	DiamondRock Hospitality Co.	351,460	6,329,795
	First Potomac Realty Trust	289,000	8,412,790
	Gramercy Capital Corp.	232,100	7,169,569
	Innkeepers USA Trust, Inc.	426,350	6,608,425
Real Estate Investment Trusts (REITs) Total			38,059,325
Thrifts & Mortgage Finance – 1.5%
	Dime Community Bancshares	275,850	3,864,658
	First Niagara Financial Group, Inc.	162,600	2,416,236
	Flagstar BanCorp, Inc.	224,600	3,333,064
	Jefferson Bancshares, Inc.	266,400	3,468,528
	NewAlliance Bancshares, Inc.	385,900	6,328,760
Thrifts & Mortgage Finance Total			19,411,246
FINANCIALS TOTAL			134,369,400
HEALTH CARE – 15.7%
Biotechnology – 0.5%
	BioMarin Pharmaceuticals, Inc. (a)	265,900	4,358,101
	CV Therapeutics, Inc. (a)	179,200	2,501,632
Biotechnology Total			6,859,733
Health Care Equipment & Supplies – 7.0%
	Analogic Corp.	139,350	7,823,109
	Cooper Companies, Inc.	135,500	6,029,750
	Criticare Systems, Inc. (a)	281,400	847,014
	Cytyc Corp. (a)	110,050	3,114,415
	Datascope Corp.	223,200	8,133,408
	Greatbatch, Inc. (a)	57,850	1,557,322
	Haemonetics Corp. (a)	59,500	2,678,690
	Invacare Corp.	517,183	12,696,843
	Langer, Inc. (a)	320,769	1,472,330
	Lifecore Biomedical, Inc. (a)	261,500	4,662,545
	PolyMedica Corp.	250,321	10,115,471
	STAAR Surgical Co. (a)	658,400	4,615,384
	Strategic Diagnostics, Inc. (a)	646,450	2,443,581
	SurModics, Inc. (a)	69,449	2,161,253
	Symmetry Medical, Inc. (a)	365,475	5,054,519
	Thoratec Corp. (a)	276,250	4,856,475
	Viasys Healthcare, Inc. (a)	231,500	6,440,330

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	West Pharmaceutical Services, Inc.	196,752	10,079,605
Health Care Equipment & Supplies Total			94,782,044
Health Care Providers & Services – 4.9%
	HMS Holdings Corp. (a)	191,000	2,893,650
	LifePoint Hospitals, Inc. (a)	185,998	6,268,133
	Magellan Health Services, Inc. (a)	152,000	6,569,440
	Pediatrix Medical Group, Inc. (a)	138,000	6,748,200
	Providence Service Corp. (a)	445,491	11,195,189
	PSS World Medical, Inc. (a)	309,962	6,053,558
	Res-Care, Inc. (a)	1,051,675	19,087,901
	Triad Hospitals, Inc. (a)	111,900	4,680,777
	U.S. Physical Therapy, Inc. (a)	199,550	2,444,487
Health Care Providers & Services Total			65,941,335
Health Care Technology – 0.2%
	Mediware Information Systems (a)	314,600	2,630,056
Health Care Technology Total			2,630,056
Life Sciences Tools & Services – 0.8%
	Cambrex Corp.	479,300	10,889,696
Life Sciences Tools & Services Total			10,889,696
Pharmaceuticals – 2.3%
	Acusphere, Inc. (a)	425,100	1,037,244
	Hi-Tech Pharmacal Co., Inc. (a)	264,000	3,212,880
	KV Pharmaceutical Co., Class A (a)	230,650	5,484,857
	Noven Pharmaceuticals, Inc. (a)	238,300	6,064,735
	Obagi Medical Products, Inc. (a)	407,739	4,203,789
	Perrigo Co.	227,800	3,940,940
	Valeant Pharmaceuticals International	371,026	6,396,488
Pharmaceuticals Total			30,340,933
HEALTH CARE TOTAL			211,443,797
INDUSTRIALS – 18.5%
Aerospace & Defense – 3.2%
	Armor Holdings, Inc. (a)	429,588	23,562,902
	K&F Industries Holdings, Inc. (a)	180,300	4,094,613
	Ladish Co., Inc. (a)	144,600	5,361,768
	Moog, Inc., Class A (a)	259,940	9,927,109
	Stanley, Inc. (a)	9,520	160,983
Aerospace & Defense Total			43,107,375
Building Products – 0.4%
	NCI Building Systems, Inc. (a)	118,500	6,132,375
Building Products Total			6,132,375

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 5.4%
	Consolidated Graphics, Inc. (a)	67,593	3,992,719
	Danka Business Systems PLC, ADR (a)	1,572,223	2,138,223
	FTI Consulting, Inc. (a)	454,900	12,687,161
	G&K Services, Inc., Class A	102,794	3,997,659
	Kforce, Inc. (a)	962,004	11,707,589
	McGrath Rentcorp	199,518	6,111,236
	Nashua Corp. (a)	165,200	1,382,724
	Navigant Consulting, Inc. (a)	153,800	3,039,088
	Spherion Corp. (a)	272,200	2,022,446
	Tetra Tech, Inc. (a)	348,072	6,296,622
	Unifirst Corp.	494,313	18,986,562
Commercial Services & Supplies Total			72,362,029
Construction & Engineering – 2.5%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	469,000	12,822,460
	EMCOR Group, Inc. (a)	322,288	18,322,073
	Sterling Construction Co., Inc. (a)	137,349	2,988,714
Construction & Engineering Total			34,133,247
Electrical Equipment – 1.9%
	Baldor Electric Co.	108,700	3,632,754
	BTU International, Inc. (a)	296,389	2,904,612
	General Cable Corp. (a)	61,700	2,696,907
	GrafTech International Ltd. (a)	418,200	2,893,944
	LSI Industries, Inc.	666,468	13,229,390
Electrical Equipment Total			25,357,607
Machinery – 3.3%
	AGCO Corp. (a)	67,650	2,093,091
	Albany International Corp., Class A	405,948	13,359,749
	Briggs & Stratton Corp.	151,700	4,088,315
	CIRCOR International, Inc.	63,129	2,322,516
	Flanders Corp. (a)	444,456	4,400,114
	Key Technology, Inc. (a)	259,265	3,886,382
	Lydall, Inc. (a)	220,738	2,386,178
	Nordson Corp.	118,650	5,912,330
	Oshkosh Truck Corp.	58,450	2,830,149
	Watts Water Technologies, Inc., Class A	82,364	3,385,984
Machinery Total			44,664,808

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.5%
	Arkansas Best Corp.	142,550	5,131,800
	Frozen Food Express Industries	160,500	1,380,300
	Kansas City Southern (a)	245,295	7,108,649
	Swift Transportation Co., Inc. (a)	77,300	2,030,671
	Werner Enterprises, Inc.	234,075	4,091,631
Road & Rail Total			19,743,051
Trading Companies & Distributors – 0.3%
	Rush Enterprises, Inc., Class A (a)	108,700	1,839,204
	Rush Enterprises, Inc., Class B (a)	144,650	2,282,577
Trading Companies & Distributors Total			4,121,781
INDUSTRIALS TOTAL			249,622,273
INFORMATION TECHNOLOGY – 18.9%
Communications Equipment – 1.4%
	ADC Telecommunications, Inc. (a)	411,800	5,983,454
	ADTRAN, Inc.	205,900	4,673,930
	Bookham, Inc. (a)	496,300	2,019,941
	EFJ, Inc. (a)	188,597	1,271,144
	Performance Technologies, Inc. (a)	751,700	4,502,683
Communications Equipment Total			18,451,152
Computers & Peripherals – 1.7%
	Hypercom Corp. (a)	531,600	3,375,660
	Imation Corp.	213,650	9,919,770
	Mobility Electronics, Inc. (a)	519,700	1,740,995
	Presstek, Inc. (a)	489,950	3,116,082
	Rimage Corp. (a)	199,248	5,180,448
Computers & Peripherals Total			23,332,955
Electronic Equipment & Instruments – 4.6%
	Agilysys, Inc.	229,989	3,850,016
	Benchmark Electronics, Inc. (a)	1,173,470	28,585,729
	FARO Technologies, Inc. (a)	270,816	6,510,417
	Keithley Instruments, Inc.	334,690	4,401,174
	LeCroy Corp. (a)	165,800	1,908,358
	Merix Corp. (a)	393,100	3,651,899
	Paxar Corp. (a)	218,464	5,037,780
	Plexus Corp. (a)	110,755	2,644,829
	Technitrol, Inc.	204,860	4,894,105
Electronic Equipment & Instruments Total			61,484,307
Internet Software & Services – 1.1%
	24/7 Real Media, Inc. (a)	165,500	1,497,775
	EarthLink, Inc. (a)	529,400	3,758,740

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	S1 Corp. (a)	408,650	2,251,661
	Selectica, Inc. (a)	868,975	1,538,086
	Tumbleweed Communications Corp. (a)	788,800	2,074,544
	webMethods, Inc. (a)	446,920	3,289,331
Internet Software & Services Total			14,410,137
IT Services – 2.2%
	Analysts International Corp. (a)	1,040,200	1,945,174
	Computer Task Group, Inc. (a)	900,200	4,275,950
	Inforte Corp. (a)	495,900	1,854,666
	infoUSA, Inc.	374,600	4,461,486
	Integral Systems, Inc.	179,701	4,163,672
	NCI, Inc., Class A (a)	183,685	2,808,544
	Startek, Inc.	289,100	3,914,414
	TNS, Inc. (a)	301,200	5,798,100
IT Services Total			29,222,006
Semiconductors & Semiconductor Equipment – 3.0%
	ATMI, Inc. (a)	262,569	8,016,232
	Exar Corp. (a)	168,529	2,190,877
	Fairchild Semiconductor International, Inc. (a)	572,250	9,619,522
	hifn, Inc. (a)	494,700	2,641,698
	IXYS Corp. (a)	263,250	2,342,925
	ON Semiconductor Corp. (a)	1,123,250	8,503,003
	Pericom Semiconductor Corp. (a)	390,060	4,473,988
	Ultratech, Inc. (a)	245,446	3,063,166
Semiconductors & Semiconductor Equipment Total			40,851,411
Software – 4.9%
	Bottomline Technologies, Inc. (a)	210,400	2,409,080
	Epicor Software Corp. (a)	266,700	3,603,117
	Lawson Software, Inc. (a)	707,156	5,225,883
	Mapinfo Corp. (a)	221,850	2,895,143
	Mentor Graphics Corp. (a)	287,550	5,184,526
	MSC.Software Corp. (a)	486,415	7,408,100
	PLATO Learning, Inc. (a)	649,050	3,511,361
	Progress Software Corp. (a)	279,600	7,809,228
	ProQuest Co. (a)	491,430	5,135,443
	SafeNet, Inc. (a)	293,300	7,021,602
	Sonic Solutions (a)	337,700	5,504,510

8

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Sybase, Inc. (a)	443,350	10,950,745
Software Total			66,658,738
INFORMATION TECHNOLOGY TOTAL			254,410,706
MATERIALS – 5.4%
Chemicals – 3.3%
	Airgas, Inc.	75,200	3,047,104
	Albemarle Corp.	64,910	4,660,538
	H.B. Fuller Co.	558,525	14,421,115
	Sensient Technologies Corp.	404,700	9,955,620
	Spartech Corp.	456,250	11,962,875
Chemicals Total			44,047,252
Containers & Packaging – 0.8%
	Greif, Inc., Class A	92,022	10,895,405
Containers & Packaging Total			10,895,405
Metals & Mining – 0.9%
	Hecla Mining Co. (a)	223,850	1,714,691
	Northwest Pipe Co. (a)	225,769	7,590,354
	Reliance Steel & Aluminum Co.	91,400	3,599,332
Metals & Mining Total			12,904,377
Paper & Forest Products – 0.4%
	Glatfelter Co.	322,840	5,004,020
Paper & Forest Products Total			5,004,020
MATERIALS TOTAL			72,851,054
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.5%
	General Communication, Inc., Class A (a)	195,550	3,076,001
	Premiere Global Services, Inc. (a)	486,450	4,592,088
Diversified Telecommunication Services Total			7,668,089
Wireless Telecommunication Services – 0.2%
	LCC International, Inc., Class A (a)	546,150	2,304,753
Wireless Telecommunication Services Total			2,304,753
TELECOMMUNICATION SERVICES TOTAL			9,972,842
UTILITIES – 2.4%
Electric Utilities – 0.1%
	IDACORP, Inc.	37,150	1,435,848
Electric Utilities Total			1,435,848
Gas Utilities – 1.4%
	New Jersey Resources Corp.	119,927	5,826,054
	Northwest Natural Gas Co.	95,400	4,048,776

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – (continued)
	South Jersey Industries, Inc.	171,087	5,716,017
	Southwest Gas Corp.	61,350	2,353,999
Gas Utilities Total			17,944,846
Water Utilities – 0.9%
	American States Water Co.	131,650	5,084,323
	Aqua America, Inc.	41,275	940,244
	California Water Service Group	152,900	6,177,160
Water Utilities Total			12,201,727
UTILITIES TOTAL			31,582,421
	Total Common Stocks (cost of $928,868,268)		1,236,512,754
Investment Companies – 2.7%
	iShares Russell 2000 Index Fund	440,000	34,342,000
	Prospect Energy Corp.	116,869	2,001,966

	Total Investment Companies (cost of $36,403,178)		36,343,966

		Par ($)
Short-Term Obligation – 5.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/23, market value of $75,137,432 (repurchase proceeds $73,698,958)	73,660,000	73,660,000

	Total Short-Term Obligation (cost of $73,660,000)		73,660,000

10

Total Investments – 100.0% (cost of $1,038,931,446)(b)(c)	1,346,516,720

Other Assets & Liabilities, Net – 0.0%	410,081

Net Assets – 100.0%	1,346,926,801

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,038,931,446.

(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$400,084,650	$(92,499,376)	$307,585,274

Acronym	Name

ADR	American Depositary Receipt

11

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 27, 2007